UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

811-23018

Investment Company Act file number

Stone Ridge Trust III

(Exact name of registrant as specified in charter)

510 Madison Avenue, 21st Floor

New York, New York 10022

(Address of principal executive offices) (Zip code)

Stone Ridge Asset Management LLC

510 Madison Avenue, 21st Floor

New York, New York 10022

(Name and address of agent for service)

(855) 609-3680

Registrant’s telephone number, including area code

Date of fiscal year end: October 31, 2020

Date of reporting period: April 30, 2020

Item 1. Reports to Stockholders.

Semi-Annual Report

April 30, 2020

Unaudited

Stone Ridge All Asset Variance Risk Premium Fund

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from your financial intermediary or, if you invest directly through the Fund’s transfer agent, U.S. Bancorp Fund Services, LLC (the “Transfer Agent”), from the Transfer Agent. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications electronically by contacting your financial intermediary.

You may elect to receive all future reports in paper free of charge by contacting your financial intermediary or, if you invest directly through the Transfer Agent, by contacting the Transfer Agent at (855) 609-3680. Your election to receive reports in paper will apply to all funds held in your account if you invest through a financial intermediary or all funds within the fund complex if you invest directly through the Transfer Agent.

ALLOCATION OF PORTFOLIO HOLDINGS AT APRIL 30, 2020 (Unaudited)

STONE RIDGE ALL ASSET VARIANCE RISK PREMIUM FUND PORTFOLIO ALLOCATION BY ASSET TYPE

Purchased Options	$7,382,530	2.1%

Short-Term Investments	442,651,519	126.4%

Liabilities in Excess of Other Assets(1)	(99,865,490)	(28.5%	)
Total Net Assets	$350,168,559

(1)	Cash, cash equivalents and other assets less liabilities.

The accompanying Notes to the Consolidated Financial Statements are an integral part of these Consolidated Financial Statements.

Stone Ridge Funds	Semi-Annual Report	April 30, 2020

Consolidated Schedule of Investments	as of April 30, 2020 (Unaudited)

STONE RIDGE ALL ASSET VARIANCE RISK PREMIUM FUND

	NUMBER OF CONTRACTS	NOTIONAL AMOUNT	FAIR VALUE

PURCHASED OPTIONS - 2.1%
Call Options - 1.3%
Brent Crude Future, July 2020 Settlement, Expires: 05/26/20, Strike Price: $25.25	75	$1,986,000	$268,500
Brent Crude Future, July 2020 Settlement, Expires: 05/26/20, Strike Price: $25.50	25	662,000	85,750
Brent Crude Future, July 2020 Settlement, Expires: 05/26/20, Strike Price: $25.75	50	1,324,000	165,000
Brent Crude Future, July 2020 Settlement, Expires: 05/26/20, Strike Price: $26.00	25	662,000	79,000
Brent Crude Future, July 2020 Settlement, Expires: 05/26/20, Strike Price: $26.25	100	2,648,000	303,000
Brent Crude Future, July 2020 Settlement, Expires: 05/26/20, Strike Price: $26.50	25	662,000	72,500
Brent Crude Future, July 2020 Settlement, Expires: 05/26/20, Strike Price: $26.75	75	1,986,000	208,500
Brent Crude Future, July 2020 Settlement, Expires: 05/26/20, Strike Price: $27.00	25	662,000	66,250
Brent Crude Future, July 2020 Settlement, Expires: 05/26/20, Strike Price: $27.25	50	1,324,000	126,500
Brent Crude Future, July 2020 Settlement, Expires: 05/26/20, Strike Price: $27.50	50	1,324,000	121,000
Brent Crude Future, July 2020 Settlement, Expires: 05/26/20, Strike Price: $27.75	100	2,648,000	230,000
Gold 100 Oz Future, June 2020 Settlement, Expires: 05/26/20, Strike Price: $2,450.00	8	1,355,360	80
Gold 100 Oz Future, June 2020 Settlement, Expires: 05/26/20, Strike Price: $2,500.00	22	3,727,240	220
Gold 100 Oz Future, June 2020 Settlement, Expires: 05/26/20, Strike Price: $3,000.00	1,983	335,959,860	19,830
Silver Future, July 2020 Settlement, Expires: 05/26/20, Strike Price: $28.50	5	374,325	150
Silver Future, July 2020 Settlement, Expires: 05/26/20, Strike Price: $28.75	175	13,101,375	5,250
Silver Future, July 2020 Settlement, Expires: 05/26/20, Strike Price: $29.00	349	26,127,885	10,470
Silver Future, July 2020 Settlement, Expires: 06/25/20, Strike Price: $47.50	20	1,497,300	400
Silver Future, July 2020 Settlement, Expires: 06/25/20, Strike Price: $48.00	15	1,122,975	300
Silver Future, July 2020 Settlement, Expires: 06/25/20, Strike Price: $48.25	12	898,380	240
Silver Future, July 2020 Settlement, Expires: 06/25/20, Strike Price: $49.00	1	74,865	20
Silver Future, July 2020 Settlement, Expires: 06/25/20, Strike Price: $50.00	52	3,892,980	1,040
Wheat Future, July 2020 Settlement, Expires: 05/22/20, Strike Price: $515.00	200	5,242,500	211,250
Wheat Future, July 2020 Settlement, Expires: 05/22/20, Strike Price: $520.00	75	1,965,938	68,906
Wheat Future, July 2020 Settlement, Expires: 05/22/20, Strike Price: $525.00	275	7,208,438	218,281
Wheat Future, July 2020 Settlement, Expires: 05/22/20, Strike Price: $530.00	225	5,897,813	153,281
Wheat Future, July 2020 Settlement, Expires: 05/22/20, Strike Price: $535.00	195	5,111,438	112,125
Wheat Future, July 2020 Settlement, Expires: 05/22/20, Strike Price: $540.00	75	1,965,938	36,563
WTI Crude Future, June 2020 Settlement, Expires: 05/14/20, Strike Price: $16.00	115	2,166,600	543,950
WTI Crude Future, June 2020 Settlement, Expires: 05/14/20, Strike Price: $16.50	105	1,978,200	454,650
WTI Crude Future, June 2020 Settlement, Expires: 05/14/20, Strike Price: $17.00	83	1,563,720	327,850
WTI Crude Future, June 2020 Settlement, Expires: 05/14/20, Strike Price: $17.50	116	2,185,440	414,120
WTI Crude Future, June 2020 Settlement, Expires: 05/14/20, Strike Price: $18.00	120	2,260,800	386,400

			4,691,376

Put Options - 0.8%
Brent Crude Future, July 2020 Settlement, Expires: 05/26/20, Strike Price: $3.00	50	1,324,000	7,000
Brent Crude Future, July 2020 Settlement, Expires: 05/26/20, Strike Price: $5.00	1,206	31,934,880	313,560
Brent Crude Future, July 2020 Settlement, Expires: 05/26/20, Strike Price: $8.00	20	529,600	7,000
Brent Crude Future, July 2020 Settlement, Expires: 05/26/20, Strike Price: $8.50	70	1,853,600	24,500
Brent Crude Future, July 2020 Settlement, Expires: 05/26/20, Strike Price: $9.00	40	1,059,200	14,400
Brent Crude Future, July 2020 Settlement, Expires: 05/26/20, Strike Price: $9.50	20	529,600	7,400
Brent Crude Future, July 2020 Settlement, Expires: 05/26/20, Strike Price: $10.00	84	2,224,320	31,920
Gold 100 Oz Future, June 2020 Settlement, Expires: 05/26/20, Strike Price: $1,000.00	135	22,871,700	1,350
S&P 500 Index, Expires: 06/19/20, Strike Price: $2,400.00	600	1,747,458	1,560,000
Silver Future, July 2020 Settlement, Expires: 05/26/20, Strike Price: $7.25	463	34,662,495	4,630
Silver Future, July 2020 Settlement, Expires: 05/26/20, Strike Price: $7.50	54	4,042,710	540
Silver Future, July 2020 Settlement, Expires: 05/26/20, Strike Price: $7.75	37	2,770,005	370
Silver Future, July 2020 Settlement, Expires: 05/26/20, Strike Price: $8.25	1	74,865	15
Wheat Future, July 2020 Settlement, Expires: 05/22/20, Strike Price: $510.00	250	6,553,125	123,437
Wheat Future, July 2020 Settlement, Expires: 05/22/20, Strike Price: $515.00	250	6,553,125	148,438
Wheat Future, July 2020 Settlement, Expires: 05/22/20, Strike Price: $520.00	195	5,111,438	137,719
Wheat Future, July 2020 Settlement, Expires: 05/22/20, Strike Price: $525.00	360	9,436,500	299,250
Wheat Future, July 2020 Settlement, Expires: 05/22/20, Strike Price: $530.00	10	262,125	9,625

			2,691,154

TOTAL PURCHASED OPTIONS (Cost $18,761,553)			7,382,530

The accompanying Notes to the Consolidated Financial Statements are an integral part of these Consolidated Financial Statements.	(Continued)

Stone Ridge Funds	Semi-Annual Report	April 30, 2020

Consolidated Schedule of Investments	as of April 30, 2020 (Unaudited)

STONE RIDGE ALL ASSET VARIANCE RISK PREMIUM FUND

	SHARES	FAIR VALUE
SHORT-TERM INVESTMENTS - 126.4%
Money Market Funds - 23.1%
Fidelity Investments Money Market Funds - Government Portfolio - Institutional Class 0.16% (a)	13,194,955	$13,194,955
First American Government Obligations Fund - Class X 0.26% (a)	16,962,081	16,962,081
First American Treasury Obligations Fund - Class X 0.17% (a)	16,962,081	16,962,081
Morgan Stanley Institutional Liquidity Funds - Government Portfolio - Institutional Class 0.16% (a)	16,962,081	16,962,081
Short-Term Investments Trust - Treasury Portfolio - Institutional Class 0.11% (a)	16,962,080	16,962,080

		81,043,278

	PRINCIPAL AMOUNT	FAIR VALUE
U.S. Treasury Bills - 103.3%
1.542%, 09/10/2020 (b)(c)	$20,165,000	20,157,791
1.564%, 10/08/2020 (b)(c)	55,252,000	55,228,672
1.543%, 11/05/2020 (b)(c)	132,500,000	132,425,616
1.521%, 12/03/2020 (b)(c)	132,300,000	132,217,643
1.523%, 12/31/2020 (b)(c)	21,597,000	21,578,519

		361,608,241

TOTAL SHORT-TERM INVESTMENTS (Cost $439,933,194)		442,651,519

TOTAL INVESTMENTS (Cost $458,694,747) - 128.5%		450,034,049

LIABILITIES IN EXCESS OF OTHER ASSETS - (28.5)%		(99,865,490)

TOTAL NET ASSETS - 100.0%		$350,168,559

Percentages are stated as a percent of net assets.

(a)	Rate shown is the 7-day effective yield.
(b)	All or a portion of this security is held as collateral for derivative contracts.
(c)	Rate shown is the effective yield based on purchase price. The calculation assumes the security is held to maturity.

Written Options

DESCRIPTION	NUMBER OF CONTRACTS	NOTIONAL AMOUNT	FAIR VALUE
CALL OPTIONS
Australian Dollar Future, May 2020 Settlement, Expires 05/08/2020, Strike Price $60.00	26	$1,695,980	$136,240
Australian Dollar Future, May 2020 Settlement, Expires 05/08/2020, Strike Price $60.50	231	15,068,130	1,094,940
Australian Dollar Future, May 2020 Settlement, Expires 05/08/2020, Strike Price $60.75	12	782,760	53,880
Australian Dollar Future, May 2020 Settlement, Expires 05/08/2020, Strike Price $61.00	314	20,482,220	1,334,500
Australian Dollar Future, May 2020 Settlement, Expires 05/08/2020, Strike Price $61.25	92	6,001,160	368,000
Australian Dollar Future, May 2020 Settlement, Expires 05/08/2020, Strike Price $61.50	175	11,415,250	656,250
Australian Dollar Future, May 2020 Settlement, Expires 05/08/2020, Strike Price $61.75	81	5,283,630	284,310
Australian Dollar Future, May 2020 Settlement, Expires 05/08/2020, Strike Price $62.00	208	13,567,840	678,080
Australian Dollar Future, May 2020 Settlement, Expires 05/08/2020, Strike Price $62.50	97	6,327,310	269,660
Australian Dollar Future, May 2020 Settlement, Expires 05/08/2020, Strike Price $63.00	55	3,587,650	127,050
Australian Dollar Future, May 2020 Settlement, Expires 05/08/2020, Strike Price $63.50	17	1,108,910	31,280
Australian Dollar Future, May 2020 Settlement, Expires 05/08/2020, Strike Price $64.00	25	1,630,750	35,000
Australian Dollar Future, May 2020 Settlement, Expires 05/08/2020, Strike Price $64.25	134	8,740,820	159,460
Australian Dollar Future, May 2020 Settlement, Expires 05/08/2020, Strike Price $64.50	91	5,935,930	90,090
Australian Dollar Future, May 2020 Settlement, Expires 05/08/2020, Strike Price $64.75	86	5,609,780	68,800
Australian Dollar Future, May 2020 Settlement, Expires 05/08/2020, Strike Price $65.00	60	3,913,800	37,800
Australian Dollar Future, May 2020 Settlement, Expires 05/08/2020, Strike Price $65.50	41	2,674,430	14,760
Australian Dollar Future, May 2020 Settlement, Expires 05/08/2020, Strike Price $66.00	76	4,957,480	13,680
Australian Dollar Future, May 2020 Settlement, Expires 05/08/2020, Strike Price $66.50	311	20,286,530	27,990

The accompanying Notes to the Consolidated Financial Statements are an integral part of these Consolidated Financial Statements.	(Continued)

Stone Ridge Funds	Semi-Annual Report	April 30, 2020

Consolidated Schedule of Investments	as of April 30, 2020 (Unaudited)

STONE RIDGE ALL ASSET VARIANCE RISK PREMIUM FUND

DESCRIPTION	NUMBER OF CONTRACTS	NOTIONAL AMOUNT	FAIR VALUE
Australian Dollar Future, May 2020 Settlement, Expires 05/08/2020, Strike Price $67.00	163	$10,632,490	$8,150
Australian Dollar Future, May 2020 Settlement, Expires 05/08/2020, Strike Price $67.50	123	8,023,290	3,075
Australian Dollar Future, May 2020 Settlement, Expires 05/08/2020, Strike Price $68.00	38	2,478,740	570
Australian Dollar Future, May 2020 Settlement, Expires 05/08/2020, Strike Price $68.50	72	4,696,560	720
Australian Dollar Future, May 2020 Settlement, Expires 05/08/2020, Strike Price $69.00	26	1,695,980	130
Australian Dollar Future, May 2020 Settlement, Expires 05/08/2020, Strike Price $69.50	25	1,630,750	125
Australian Dollar Future, May 2020 Settlement, Expires 05/08/2020, Strike Price $70.50	10	652,300	50
Australian Dollar Future, June 2020 Settlement, Expires 06/05/2020, Strike Price $59.50	200	13,046,000	1,166,000
Australian Dollar Future, June 2020 Settlement, Expires 06/05/2020, Strike Price $60.00	150	9,784,500	802,500
Australian Dollar Future, June 2020 Settlement, Expires 06/05/2020, Strike Price $60.50	150	9,784,500	730,500
Australian Dollar Future, June 2020 Settlement, Expires 06/05/2020, Strike Price $61.00	250	16,307,500	1,100,000
Australian Dollar Future, June 2020 Settlement, Expires 06/05/2020, Strike Price $61.50	150	9,784,500	591,000
Australian Dollar Future, June 2020 Settlement, Expires 06/05/2020, Strike Price $62.00	150	9,784,500	523,500
Australian Dollar Future, June 2020 Settlement, Expires 06/05/2020, Strike Price $62.50	100	6,523,000	305,000
Australian Dollar Future, June 2020 Settlement, Expires 06/05/2020, Strike Price $63.00	50	3,261,500	131,000
Australian Dollar Future, June 2020 Settlement, Expires 06/05/2020, Strike Price $65.00	1	65,230	1,120
Australian Dollar Future, June 2020 Settlement, Expires 06/05/2020, Strike Price $66.00	29	1,891,670	17,690
Australian Dollar Future, June 2020 Settlement, Expires 06/05/2020, Strike Price $66.50	12	782,760	5,160
Australian Dollar Future, June 2020 Settlement, Expires 06/05/2020, Strike Price $67.00	2	130,460	580
Brent Crude Future, July 2020 Settlement, Expires 05/26/2020, Strike Price $28.00	25	662,000	54,750
Brent Crude Future, July 2020 Settlement, Expires 05/26/2020, Strike Price $28.25	75	1,986,000	156,750
Brent Crude Future, July 2020 Settlement, Expires 05/26/2020, Strike Price $28.50	75	1,986,000	149,250
Brent Crude Future, July 2020 Settlement, Expires 05/26/2020, Strike Price $28.75	75	1,986,000	141,750
Brent Crude Future, July 2020 Settlement, Expires 05/26/2020, Strike Price $29.00	100	2,648,000	179,000
Brent Crude Future, July 2020 Settlement, Expires 05/26/2020, Strike Price $29.25	50	1,324,000	85,000
Brent Crude Future, July 2020 Settlement, Expires 05/26/2020, Strike Price $29.50	50	1,324,000	80,500
Brent Crude Future, July 2020 Settlement, Expires 05/26/2020, Strike Price $29.75	50	1,324,000	76,500
Brent Crude Future, July 2020 Settlement, Expires 05/26/2020, Strike Price $30.00	100	2,648,000	145,000
Brent Crude Future, July 2020 Settlement, Expires 05/26/2020, Strike Price $30.25	95	2,515,600	130,150
Brent Crude Future, July 2020 Settlement, Expires 05/26/2020, Strike Price $30.50	100	2,648,000	116,343
Brent Crude Future, July 2020 Settlement, Expires 05/26/2020, Strike Price $30.75	125	3,310,000	148,204
Brent Crude Future, July 2020 Settlement, Expires 05/26/2020, Strike Price $31.50	25	662,000	25,750
Brent Crude Future, July 2020 Settlement, Expires 05/26/2020, Strike Price $33.25	25	662,000	16,750
Brent Crude Future, July 2020 Settlement, Expires 05/26/2020, Strike Price $33.50	25	662,000	15,750
Brent Crude Future, July 2020 Settlement, Expires 05/26/2020, Strike Price $33.75	55	1,456,400	33,000
Brent Crude Future, July 2020 Settlement, Expires 05/26/2020, Strike Price $34.00	134	3,548,320	75,040
Brent Crude Future, July 2020 Settlement, Expires 05/26/2020, Strike Price $34.25	35	926,800	18,550
Brent Crude Future, July 2020 Settlement, Expires 05/26/2020, Strike Price $34.50	116	3,071,680	58,000
Brent Crude Future, July 2020 Settlement, Expires 05/26/2020, Strike Price $34.75	190	5,031,200	89,300
Brent Crude Future, July 2020 Settlement, Expires 05/26/2020, Strike Price $35.00	150	3,972,000	67,500
Brent Crude Future, July 2020 Settlement, Expires 05/26/2020, Strike Price $35.25	135	3,574,800	56,700
Brent Crude Future, July 2020 Settlement, Expires 05/26/2020, Strike Price $35.50	204	5,401,920	81,600
Brent Crude Future, July 2020 Settlement, Expires 05/26/2020, Strike Price $35.75	209	5,534,320	79,420
Brent Crude Future, July 2020 Settlement, Expires 05/26/2020, Strike Price $36.00	86	2,277,280	30,960
Brent Crude Future, July 2020 Settlement, Expires 05/26/2020, Strike Price $36.25	110	2,912,800	37,400
Brent Crude Future, July 2020 Settlement, Expires 05/26/2020, Strike Price $36.50	185	4,898,800	59,200
Brent Crude Future, July 2020 Settlement, Expires 05/26/2020, Strike Price $36.75	100	2,648,000	31,000
Brent Crude Future, July 2020 Settlement, Expires 05/26/2020, Strike Price $37.00	125	3,310,000	36,250
Brent Crude Future, July 2020 Settlement, Expires 05/26/2020, Strike Price $37.25	50	1,324,000	14,000
Brent Crude Future, July 2020 Settlement, Expires 05/26/2020, Strike Price $37.50	85	2,250,800	22,950
Brent Crude Future, July 2020 Settlement, Expires 05/26/2020, Strike Price $37.75	75	1,986,000	18,750
Brent Crude Future, July 2020 Settlement, Expires 05/26/2020, Strike Price $38.75	50	1,324,000	11,000
Brent Crude Future, July 2020 Settlement, Expires 05/26/2020, Strike Price $39.00	25	662,000	5,250
Brent Crude Future, July 2020 Settlement, Expires 05/26/2020, Strike Price $40.25	19	503,120	3,230
Brent Crude Future, July 2020 Settlement, Expires 05/26/2020, Strike Price $41.25	25	662,000	3,750
Brent Crude Future, July 2020 Settlement, Expires 05/26/2020, Strike Price $41.50	25	662,000	3,750
Brent Crude Future, July 2020 Settlement, Expires 05/26/2020, Strike Price $41.75	25	662,000	3,500

The accompanying Notes to the Consolidated Financial Statements are an integral part of these Consolidated Financial Statements.	(Continued)

Stone Ridge Funds	Semi-Annual Report	April 30, 2020

Consolidated Schedule of Investments	as of April 30, 2020 (Unaudited)

STONE RIDGE ALL ASSET VARIANCE RISK PREMIUM FUND

DESCRIPTION	NUMBER OF CONTRACTS	NOTIONAL AMOUNT	FAIR VALUE
Brent Crude Future, July 2020 Settlement, Expires 05/26/2020, Strike Price $42.00	50	$1,324,000	$7,000
Brent Crude Future, July 2020 Settlement, Expires 05/26/2020, Strike Price $42.25	75	1,986,000	9,750
Brent Crude Future, July 2020 Settlement, Expires 05/26/2020, Strike Price $42.50	75	1,986,000	9,750
Brent Crude Future, July 2020 Settlement, Expires 05/26/2020, Strike Price $42.75	75	1,986,000	9,750
Brent Crude Future, July 2020 Settlement, Expires 05/26/2020, Strike Price $43.00	75	1,986,000	9,000
British Pound Future, May 2020 Settlement, Expires 05/08/2020, Strike Price $124.50	131	10,317,888	140,006
British Pound Future, May 2020 Settlement, Expires 05/08/2020, Strike Price $125.00	236	18,587,950	191,750
British Pound Future, May 2020 Settlement, Expires 05/08/2020, Strike Price $125.50	110	8,663,875	63,937
British Pound Future, May 2020 Settlement, Expires 05/08/2020, Strike Price $126.00	204	16,067,550	79,050
British Pound Future, May 2020 Settlement, Expires 05/08/2020, Strike Price $126.50	105	8,270,063	24,937
British Pound Future, May 2020 Settlement, Expires 05/08/2020, Strike Price $127.00	178	14,019,725	24,475
British Pound Future, May 2020 Settlement, Expires 05/08/2020, Strike Price $127.50	176	13,862,200	13,200
British Pound Future, May 2020 Settlement, Expires 05/08/2020, Strike Price $128.00	37	2,914,213	1,619
British Pound Future, May 2020 Settlement, Expires 05/08/2020, Strike Price $128.50	17	1,338,963	425
British Pound Future, May 2020 Settlement, Expires 05/08/2020, Strike Price $129.00	24	1,890,300	300
British Pound Future, May 2020 Settlement, Expires 05/08/2020, Strike Price $129.50	13	1,023,913	81
British Pound Future, May 2020 Settlement, Expires 05/08/2020, Strike Price $131.00	62	4,883,275	387
British Pound Future, May 2020 Settlement, Expires 05/08/2020, Strike Price $131.50	50	3,938,125	312
British Pound Future, May 2020 Settlement, Expires 05/08/2020, Strike Price $132.00	36	2,835,450	225
British Pound Future, May 2020 Settlement, Expires 05/08/2020, Strike Price $132.50	74	5,828,425	462
British Pound Future, May 2020 Settlement, Expires 05/08/2020, Strike Price $133.00	158	12,444,475	987
British Pound Future, May 2020 Settlement, Expires 05/08/2020, Strike Price $133.50	52	4,095,650	325
British Pound Future, May 2020 Settlement, Expires 05/08/2020, Strike Price $134.00	54	4,253,175	337
British Pound Future, May 2020 Settlement, Expires 05/08/2020, Strike Price $134.50	55	4,331,938	344
British Pound Future, May 2020 Settlement, Expires 05/08/2020, Strike Price $135.00	21	1,654,013	131
British Pound Future, May 2020 Settlement, Expires 05/08/2020, Strike Price $135.50	45	3,544,313	281
British Pound Future, May 2020 Settlement, Expires 05/08/2020, Strike Price $136.00	13	1,023,913	81
British Pound Future, May 2020 Settlement, Expires 05/08/2020, Strike Price $136.50	38	2,992,975	237
British Pound Future, May 2020 Settlement, Expires 05/08/2020, Strike Price $137.00	25	1,969,063	156
British Pound Future, June 2020 Settlement, Expires 06/05/2020, Strike Price $121.00	244	19,218,050	802,150
British Pound Future, June 2020 Settlement, Expires 06/05/2020, Strike Price $121.50	200	15,752,500	600,000
British Pound Future, June 2020 Settlement, Expires 06/05/2020, Strike Price $122.00	200	15,752,500	545,000
British Pound Future, June 2020 Settlement, Expires 06/05/2020, Strike Price $122.50	200	15,752,500	490,000
British Pound Future, June 2020 Settlement, Expires 06/05/2020, Strike Price $123.00	200	15,752,500	436,250
British Pound Future, June 2020 Settlement, Expires 06/05/2020, Strike Price $123.50	200	15,752,500	385,000
British Pound Future, June 2020 Settlement, Expires 06/05/2020, Strike Price $124.00	200	15,752,500	336,250
British Pound Future, June 2020 Settlement, Expires 06/05/2020, Strike Price $124.50	158	12,444,475	228,112
British Pound Future, June 2020 Settlement, Expires 06/05/2020, Strike Price $125.00	100	7,876,250	121,875
British Pound Future, June 2020 Settlement, Expires 06/05/2020, Strike Price $125.50	125	9,845,313	126,563
British Pound Future, June 2020 Settlement, Expires 06/05/2020, Strike Price $127.50	30	2,362,875	12,188
British Pound Future, June 2020 Settlement, Expires 06/05/2020, Strike Price $128.00	46	3,623,075	14,375
British Pound Future, June 2020 Settlement, Expires 06/05/2020, Strike Price $128.50	27	2,126,588	6,413
British Pound Future, June 2020 Settlement, Expires 06/05/2020, Strike Price $129.00	22	1,732,775	3,988
British Pound Future, June 2020 Settlement, Expires 06/05/2020, Strike Price $129.50	37	2,914,213	4,856
British Pound Future, June 2020 Settlement, Expires 06/05/2020, Strike Price $130.00	30	2,362,875	3,000
British Pound Future, June 2020 Settlement, Expires 06/05/2020, Strike Price $130.50	57	4,489,463	4,275
British Pound Future, June 2020 Settlement, Expires 06/05/2020, Strike Price $131.00	31	2,441,638	1,744
British Pound Future, June 2020 Settlement, Expires 06/05/2020, Strike Price $131.50	8	630,100	350
Canadian Dollar Future, May 2020 Settlement, Expires 05/08/2020, Strike Price $70.75	73	5,243,225	83,950
Canadian Dollar Future, May 2020 Settlement, Expires 05/08/2020, Strike Price $71.00	401	28,801,825	372,930
Canadian Dollar Future, May 2020 Settlement, Expires 05/08/2020, Strike Price $71.25	90	6,464,250	65,700
Canadian Dollar Future, May 2020 Settlement, Expires 05/08/2020, Strike Price $71.50	347	24,923,275	190,850
Canadian Dollar Future, May 2020 Settlement, Expires 05/08/2020, Strike Price $71.75	131	9,409,075	53,710
Canadian Dollar Future, May 2020 Settlement, Expires 05/08/2020, Strike Price $72.00	199	14,293,175	57,710
Canadian Dollar Future, May 2020 Settlement, Expires 05/08/2020, Strike Price $72.25	177	12,713,025	33,630
Canadian Dollar Future, May 2020 Settlement, Expires 05/08/2020, Strike Price $72.50	158	11,348,350	20,540
Canadian Dollar Future, May 2020 Settlement, Expires 05/08/2020, Strike Price $72.75	48	3,447,600	3,840
Canadian Dollar Future, May 2020 Settlement, Expires 05/08/2020, Strike Price $73.00	138	9,911,850	6,900

The accompanying Notes to the Consolidated Financial Statements are an integral part of these Consolidated Financial Statements.	(Continued)

Stone Ridge Funds	Semi-Annual Report	April 30, 2020

Consolidated Schedule of Investments	as of April 30, 2020 (Unaudited)

STONE RIDGE ALL ASSET VARIANCE RISK PREMIUM FUND

DESCRIPTION	NUMBER OF CONTRACTS	NOTIONAL AMOUNT	FAIR VALUE
Canadian Dollar Future, May 2020 Settlement, Expires 05/08/2020, Strike Price $73.25	12	$861,900	$360
Canadian Dollar Future, May 2020 Settlement, Expires 05/08/2020, Strike Price $73.50	85	6,105,125	1,275
Canadian Dollar Future, May 2020 Settlement, Expires 05/08/2020, Strike Price $74.00	103	7,397,975	515
Canadian Dollar Future, May 2020 Settlement, Expires 05/08/2020, Strike Price $74.50	158	11,348,350	790
Canadian Dollar Future, May 2020 Settlement, Expires 05/08/2020, Strike Price $75.00	302	21,691,150	1,510
Canadian Dollar Future, May 2020 Settlement, Expires 05/08/2020, Strike Price $75.50	145	10,414,625	725
Canadian Dollar Future, May 2020 Settlement, Expires 05/08/2020, Strike Price $76.00	54	3,878,550	270
Canadian Dollar Future, May 2020 Settlement, Expires 05/08/2020, Strike Price $76.50	140	10,055,500	700
Canadian Dollar Future, June 2020 Settlement, Expires 06/05/2020, Strike Price $69.50	363	26,072,475	903,870
Canadian Dollar Future, June 2020 Settlement, Expires 06/05/2020, Strike Price $70.00	375	26,934,375	765,000
Canadian Dollar Future, June 2020 Settlement, Expires 06/05/2020, Strike Price $70.50	250	17,956,250	405,000
Canadian Dollar Future, June 2020 Settlement, Expires 06/05/2020, Strike Price $71.00	364	26,144,300	447,720
Canadian Dollar Future, June 2020 Settlement, Expires 06/05/2020, Strike Price $71.50	374	26,862,550	325,380
Canadian Dollar Future, June 2020 Settlement, Expires 06/05/2020, Strike Price $72.00	50	3,591,250	29,500
Canadian Dollar Future, June 2020 Settlement, Expires 06/05/2020, Strike Price $73.00	56	4,022,200	12,320
Canadian Dollar Future, June 2020 Settlement, Expires 06/05/2020, Strike Price $73.50	31	2,226,575	4,030
Canadian Dollar Future, June 2020 Settlement, Expires 06/05/2020, Strike Price $74.00	25	1,795,625	1,750
CBOE Volatility Index, Expires 05/20/2020, Strike Price $55.00	50	1,708	3,500
CBOE Volatility Index, Expires 05/20/2020, Strike Price $57.50	15	512	900
CBOE Volatility Index, Expires 05/20/2020, Strike Price $60.00	75	2,561	3,750
CBOE Volatility Index, Expires 05/20/2020, Strike Price $62.50	23	785	1,035
CBOE Volatility Index, Expires 05/20/2020, Strike Price $67.50	55	1,878	1,650
CBOE Volatility Index, Expires 05/20/2020, Strike Price $70.00	66	2,254	1,980
CBOE Volatility Index, Expires 05/20/2020, Strike Price $72.50	67	2,288	1,675
CBOE Volatility Index, Expires 05/20/2020, Strike Price $80.00	31	1,059	620
Cocoa Future, June 2020 Settlement, Expires 05/01/2020, Strike Price $2,300.00	43	1,038,020	49,450
Cocoa Future, June 2020 Settlement, Expires 05/01/2020, Strike Price $2,350.00	187	4,514,180	127,160
Cocoa Future, June 2020 Settlement, Expires 05/01/2020, Strike Price $2,400.00	300	7,242,000	90,000
Cocoa Future, June 2020 Settlement, Expires 05/01/2020, Strike Price $2,450.00	300	7,242,000	30,000
Cocoa Future, June 2020 Settlement, Expires 05/01/2020, Strike Price $2,500.00	278	6,710,920	8,340
Cocoa Future, June 2020 Settlement, Expires 05/01/2020, Strike Price $2,550.00	75	1,810,500	750
Cocoa Future, June 2020 Settlement, Expires 05/01/2020, Strike Price $2,600.00	62	1,496,680	620
Cocoa Future, June 2020 Settlement, Expires 05/01/2020, Strike Price $2,650.00	100	2,414,000	1,000
Cocoa Future, June 2020 Settlement, Expires 05/01/2020, Strike Price $2,700.00	295	7,121,300	2,950
Cocoa Future, June 2020 Settlement, Expires 05/01/2020, Strike Price $2,750.00	160	3,862,400	1,600
Cocoa Future, June 2020 Settlement, Expires 05/01/2020, Strike Price $2,800.00	125	3,017,500	1,250
Cocoa Future, June 2020 Settlement, Expires 05/01/2020, Strike Price $2,850.00	100	2,414,000	1,000
Cocoa Future, June 2020 Settlement, Expires 05/01/2020, Strike Price $2,900.00	25	603,500	250
Cocoa Future, July 2020 Settlement, Expires 06/05/2020, Strike Price $2,350.00	102	2,462,280	135,660
Cocoa Future, July 2020 Settlement, Expires 06/05/2020, Strike Price $2,400.00	65	1,569,100	68,900
Cocoa Future, July 2020 Settlement, Expires 06/05/2020, Strike Price $2,450.00	172	4,152,080	144,480
Cocoa Future, July 2020 Settlement, Expires 06/05/2020, Strike Price $2,500.00	289	6,976,460	187,850
Cocoa Future, July 2020 Settlement, Expires 06/05/2020, Strike Price $2,550.00	258	6,228,120	129,000
Cocoa Future, July 2020 Settlement, Expires 06/05/2020, Strike Price $2,600.00	145	3,500,300	56,550
Cocoa Future, July 2020 Settlement, Expires 06/05/2020, Strike Price $2,650.00	200	4,828,000	58,000
Cocoa Future, July 2020 Settlement, Expires 06/05/2020, Strike Price $2,700.00	158	3,814,120	34,760
Cocoa Future, July 2020 Settlement, Expires 06/05/2020, Strike Price $2,750.00	184	4,441,760	29,440
Cocoa Future, July 2020 Settlement, Expires 06/05/2020, Strike Price $2,800.00	55	1,327,700	6,600
Cocoa Future, July 2020 Settlement, Expires 06/05/2020, Strike Price $2,850.00	25	603,500	2,250
Coffee ‘C’ Future, July 2020 Settlement, Expires 05/08/2020, Strike Price $130.00	117	4,663,913	2,632
Coffee ‘C’ Future, July 2020 Settlement, Expires 05/08/2020, Strike Price $132.50	102	4,065,975	1,913
Coffee ‘C’ Future, July 2020 Settlement, Expires 05/08/2020, Strike Price $135.00	202	8,052,225	3,030
Coffee ‘C’ Future, July 2020 Settlement, Expires 05/08/2020, Strike Price $137.50	46	1,833,675	690
Coffee ‘C’ Future, July 2020 Settlement, Expires 05/08/2020, Strike Price $140.00	177	7,055,663	1,991
Coffee ‘C’ Future, July 2020 Settlement, Expires 05/08/2020, Strike Price $142.50	99	3,946,388	1,114
Coffee ‘C’ Future, July 2020 Settlement, Expires 05/08/2020, Strike Price $145.00	47	1,873,538	529
Coffee ‘C’ Future, July 2020 Settlement, Expires 05/08/2020, Strike Price $147.50	29	1,156,013	218
Coffee ‘C’ Future, July 2020 Settlement, Expires 05/08/2020, Strike Price $155.00	8	318,900	60

The accompanying Notes to the Consolidated Financial Statements are an integral part of these Consolidated Financial Statements.	(Continued)

Stone Ridge Funds	Semi-Annual Report	April 30, 2020

Consolidated Schedule of Investments	as of April 30, 2020 (Unaudited)

STONE RIDGE ALL ASSET VARIANCE RISK PREMIUM FUND

DESCRIPTION	NUMBER OF CONTRACTS	NOTIONAL AMOUNT	FAIR VALUE
Coffee ‘C’ Future, July 2020 Settlement, Expires 06/12/2020, Strike Price $152.50	150	$5,979,375	$21,375
Copper Future, July 2020 Settlement, Expires 05/26/2020, Strike Price $225.00	250	14,650,000	771,875
Copper Future, July 2020 Settlement, Expires 05/26/2020, Strike Price $230.00	150	8,790,000	326,250
Copper Future, July 2020 Settlement, Expires 05/26/2020, Strike Price $238.00	100	5,860,000	114,178
Copper Future, July 2020 Settlement, Expires 05/26/2020, Strike Price $240.00	50	2,930,000	45,000
Cotton No. 2 Future, July 2020 Settlement, Expires 06/12/2020, Strike Price $52.00	400	11,466,000	1,166,000
Cotton No. 2 Future, July 2020 Settlement, Expires 06/12/2020, Strike Price $53.00	252	7,223,580	628,740
Cotton No. 2 Future, July 2020 Settlement, Expires 06/12/2020, Strike Price $54.00	359	10,290,735	755,695
Cotton No. 2 Future, July 2020 Settlement, Expires 06/12/2020, Strike Price $55.00	306	8,771,490	532,440
Cotton No. 2 Future, July 2020 Settlement, Expires 06/12/2020, Strike Price $56.00	286	8,198,190	406,120
Cotton No. 2 Future, July 2020 Settlement, Expires 06/12/2020, Strike Price $57.00	201	5,761,665	229,140
Cotton No. 2 Future, July 2020 Settlement, Expires 06/12/2020, Strike Price $58.00	134	3,841,110	120,600
Cotton No. 2 Future, July 2020 Settlement, Expires 06/12/2020, Strike Price $59.00	30	859,950	21,150
Cotton No. 2 Future, July 2020 Settlement, Expires 06/12/2020, Strike Price $60.00	7	200,655	3,850
Cotton No. 2 Future, July 2020 Settlement, Expires 06/12/2020, Strike Price $74.00	17	487,305	425
Cotton No. 2 Future, July 2020 Settlement, Expires 06/12/2020, Strike Price $75.00	13	372,645	260
Cotton No. 2 Future, December 2020 Settlement, Expires 08/21/2020, Strike Price $62.00	12	353,520	12,060
Euro Fx Future, May 2020 Settlement, Expires 05/08/2020, Strike Price $1.100	1	137,025	325
Euro Fx Future, May 2020 Settlement, Expires 05/08/2020, Strike Price $1.105	21	2,877,525	3,413
Euro Fx Future, May 2020 Settlement, Expires 05/08/2020, Strike Price $1.115	18	2,466,450	675
Euro Fx Future, May 2020 Settlement, Expires 05/08/2020, Strike Price $1.120	19	2,603,475	475
Euro Fx Future, May 2020 Settlement, Expires 05/08/2020, Strike Price $1.125	1	137,025	19
Gold 100 Oz Future, June 2020 Settlement, Expires 05/26/2020, Strike Price $1,575.00	150	25,413,000	1,876,500
Gold 100 Oz Future, June 2020 Settlement, Expires 05/26/2020, Strike Price $1,600.00	139	23,549,380	1,428,920
Gold 100 Oz Future, June 2020 Settlement, Expires 05/26/2020, Strike Price $1,605.00	125	21,177,500	1,231,250
Gold 100 Oz Future, June 2020 Settlement, Expires 05/26/2020, Strike Price $1,610.00	10	1,694,200	94,200
Gold 100 Oz Future, June 2020 Settlement, Expires 05/26/2020, Strike Price $1,615.00	132	22,363,440	1,188,000
Gold 100 Oz Future, June 2020 Settlement, Expires 05/26/2020, Strike Price $1,625.00	122	20,669,240	997,960
Gold 100 Oz Future, June 2020 Settlement, Expires 05/26/2020, Strike Price $1,840.00	28	4,743,760	13,720
Gold 100 Oz Future, June 2020 Settlement, Expires 05/26/2020, Strike Price $1,845.00	91	15,417,220	41,860
Gold 100 Oz Future, June 2020 Settlement, Expires 05/26/2020, Strike Price $1,850.00	144	24,396,480	61,920
Gold 100 Oz Future, June 2020 Settlement, Expires 05/26/2020, Strike Price $1,855.00	250	42,355,000	102,500
Gold 100 Oz Future, June 2020 Settlement, Expires 05/26/2020, Strike Price $1,860.00	272	46,082,240	103,360
Gold 100 Oz Future, June 2020 Settlement, Expires 05/26/2020, Strike Price $1,865.00	213	36,086,460	76,680
Gold 100 Oz Future, June 2020 Settlement, Expires 05/26/2020, Strike Price $1,870.00	161	27,276,620	54,740
Gold 100 Oz Future, June 2020 Settlement, Expires 05/26/2020, Strike Price $1,875.00	192	32,528,640	61,440
Gold 100 Oz Future, June 2020 Settlement, Expires 05/26/2020, Strike Price $1,880.00	36	6,099,120	10,800
Gold 100 Oz Future, June 2020 Settlement, Expires 05/26/2020, Strike Price $1,885.00	23	3,896,660	6,440
Gold 100 Oz Future, June 2020 Settlement, Expires 05/26/2020, Strike Price $1,900.00	84	14,231,280	20,160
Japanese Yen Future, May 2020 Settlement, Expires 05/08/2020, Strike Price $94.00	26	3,033,225	5,200
Japanese Yen Future, May 2020 Settlement, Expires 05/08/2020, Strike Price $94.25	50	5,833,125	6,875
Japanese Yen Future, May 2020 Settlement, Expires 05/08/2020, Strike Price $94.50	56	6,533,100	5,600
Japanese Yen Future, May 2020 Settlement, Expires 05/08/2020, Strike Price $95.00	55	6,416,438	2,750
Japanese Yen Future, May 2020 Settlement, Expires 05/08/2020, Strike Price $95.50	96	11,199,600	3,000
Japanese Yen Future, May 2020 Settlement, Expires 05/08/2020, Strike Price $96.00	139	16,216,088	2,606
Japanese Yen Future, May 2020 Settlement, Expires 05/08/2020, Strike Price $96.50	87	10,149,638	1,088
Japanese Yen Future, May 2020 Settlement, Expires 05/08/2020, Strike Price $97.00	37	4,316,513	463
Lean Hogs Future, June 2020 Settlement, Expires 06/12/2020, Strike Price $60.00	3	70,740	6,330
Lean Hogs Future, June 2020 Settlement, Expires 06/12/2020, Strike Price $61.00	50	1,179,000	95,500
Lean Hogs Future, June 2020 Settlement, Expires 06/12/2020, Strike Price $62.00	76	1,792,080	130,720
Lean Hogs Future, June 2020 Settlement, Expires 06/12/2020, Strike Price $63.00	39	919,620	60,060
Lean Hogs Future, June 2020 Settlement, Expires 06/12/2020, Strike Price $64.00	30	707,400	41,100
Lean Hogs Future, June 2020 Settlement, Expires 06/12/2020, Strike Price $65.00	25	589,500	30,500
Lean Hogs Future, June 2020 Settlement, Expires 06/12/2020, Strike Price $66.00	44	1,037,520	47,080
Lean Hogs Future, June 2020 Settlement, Expires 06/12/2020, Strike Price $67.00	79	1,862,820	75,050
Lean Hogs Future, June 2020 Settlement, Expires 06/12/2020, Strike Price $68.00	31	730,980	25,730
Lean Hogs Future, June 2020 Settlement, Expires 06/12/2020, Strike Price $69.00	50	1,179,000	36,500
Lean Hogs Future, June 2020 Settlement, Expires 06/12/2020, Strike Price $70.00	25	589,500	15,750

The accompanying Notes to the Consolidated Financial Statements are an integral part of these Consolidated Financial Statements.	(Continued)

Stone Ridge Funds	Semi-Annual Report	April 30, 2020

Consolidated Schedule of Investments	as of April 30, 2020 (Unaudited)

STONE RIDGE ALL ASSET VARIANCE RISK PREMIUM FUND

DESCRIPTION	NUMBER OF CONTRACTS	NOTIONAL AMOUNT	FAIR VALUE
Lean Hogs Future, June 2020 Settlement, Expires 06/12/2020, Strike Price $71.00	25	$589,500	$13,750
Lean Hogs Future, June 2020 Settlement, Expires 06/12/2020, Strike Price $73.00	1	23,580	420
Live Cattle Future, May 2020 Settlement, Expires 05/01/2020, Strike Price $86.00	25	859,500	5,250
Live Cattle Future, May 2020 Settlement, Expires 05/01/2020, Strike Price $87.00	12	412,560	840
Live Cattle Future, May 2020 Settlement, Expires 05/01/2020, Strike Price $88.00	45	1,547,100	900
Live Cattle Future, May 2020 Settlement, Expires 05/01/2020, Strike Price $89.00	25	859,500	250
Live Cattle Future, May 2020 Settlement, Expires 05/01/2020, Strike Price $90.00	95	3,266,100	950
Live Cattle Future, May 2020 Settlement, Expires 05/01/2020, Strike Price $91.00	46	1,581,480	460
Live Cattle Future, May 2020 Settlement, Expires 05/01/2020, Strike Price $92.00	50	1,719,000	500
Live Cattle Future, May 2020 Settlement, Expires 05/01/2020, Strike Price $93.00	1	34,380	10
Live Cattle Future, May 2020 Settlement, Expires 05/01/2020, Strike Price $94.00	20	687,600	200
Live Cattle Future, May 2020 Settlement, Expires 05/01/2020, Strike Price $95.00	46	1,581,480	460
Live Cattle Future, May 2020 Settlement, Expires 05/01/2020, Strike Price $98.00	20	687,600	200
Live Cattle Future, May 2020 Settlement, Expires 05/01/2020, Strike Price $99.00	10	343,800	100
Live Cattle Future, June 2020 Settlement, Expires 06/05/2020, Strike Price $90.00	47	1,615,860	28,948
Live Cattle Future, June 2020 Settlement, Expires 06/05/2020, Strike Price $91.00	25	859,500	20,750
Live Cattle Future, June 2020 Settlement, Expires 06/05/2020, Strike Price $92.00	45	1,547,100	31,950
Live Cattle Future, June 2020 Settlement, Expires 06/05/2020, Strike Price $93.00	4	137,520	2,400
Live Cattle Future, June 2020 Settlement, Expires 06/05/2020, Strike Price $94.00	9	309,420	4,590
Live Cattle Future, June 2020 Settlement, Expires 06/05/2020, Strike Price $95.00	44	1,512,720	18,920
Live Cattle Future, June 2020 Settlement, Expires 06/05/2020, Strike Price $96.00	41	1,409,580	15,170
Live Cattle Future, June 2020 Settlement, Expires 06/05/2020, Strike Price $97.00	49	1,684,620	15,190
Live Cattle Future, June 2020 Settlement, Expires 06/05/2020, Strike Price $98.00	100	3,438,000	27,000
Live Cattle Future, June 2020 Settlement, Expires 06/05/2020, Strike Price $99.00	9	309,420	2,070
Live Cattle Future, June 2020 Settlement, Expires 06/05/2020, Strike Price $100.00	45	1,547,100	9,000
Live Cattle Future, June 2020 Settlement, Expires 06/05/2020, Strike Price $101.00	46	1,581,480	8,280
Live Cattle Future, June 2020 Settlement, Expires 06/05/2020, Strike Price $102.00	93	3,197,340	14,880
Live Cattle Future, June 2020 Settlement, Expires 06/05/2020, Strike Price $103.00	125	4,297,500	18,750
Live Cattle Future, June 2020 Settlement, Expires 06/05/2020, Strike Price $105.00	25	859,500	3,000
Live Cattle Future, June 2020 Settlement, Expires 06/05/2020, Strike Price $106.00	46	1,581,480	5,520
Live Cattle Future, June 2020 Settlement, Expires 06/05/2020, Strike Price $107.00	35	1,203,300	3,850
Natural Gas Future, June 2020 Settlement, Expires 05/26/2020, Strike Price $1.80	261	5,086,890	645,192
Natural Gas Future, June 2020 Settlement, Expires 05/26/2020, Strike Price $1.85	849	16,547,010	1,832,991
Natural Gas Future, June 2020 Settlement, Expires 05/26/2020, Strike Price $1.90	1,000	19,490,000	1,872,000
Natural Gas Future, June 2020 Settlement, Expires 05/26/2020, Strike Price $1.95	947	18,457,030	1,527,511
Natural Gas Future, June 2020 Settlement, Expires 05/26/2020, Strike Price $2.00	1,000	19,490,000	1,382,000
Natural Gas Future, June 2020 Settlement, Expires 05/26/2020, Strike Price $2.05	518	10,095,820	610,722
Natural Gas Future, June 2020 Settlement, Expires 05/26/2020, Strike Price $2.10	392	7,640,080	392,784
Natural Gas Future, June 2020 Settlement, Expires 05/26/2020, Strike Price $2.15	114	2,221,860	96,672
Natural Gas Future, July 2020 Settlement, Expires 06/25/2020, Strike Price $1.95	150	2,923,500	522,900
Natural Gas Future, July 2020 Settlement, Expires 06/25/2020, Strike Price $2.00	262	5,106,380	828,444
Natural Gas Future, July 2020 Settlement, Expires 06/25/2020, Strike Price $2.05	334	6,509,660	953,236
Natural Gas Future, July 2020 Settlement, Expires 06/25/2020, Strike Price $2.10	209	4,073,410	536,085
Natural Gas Future, July 2020 Settlement, Expires 06/25/2020, Strike Price $2.15	206	4,014,940	473,388
Natural Gas Future, July 2020 Settlement, Expires 06/25/2020, Strike Price $2.20	364	7,094,360	746,928
Natural Gas Future, July 2020 Settlement, Expires 06/25/2020, Strike Price $2.25	275	5,359,750	501,875
Natural Gas Future, July 2020 Settlement, Expires 06/25/2020, Strike Price $2.30	270	5,262,300	436,860
Natural Gas Future, July 2020 Settlement, Expires 06/25/2020, Strike Price $2.35	97	1,890,530	138,807
Natural Gas Future, July 2020 Settlement, Expires 06/25/2020, Strike Price $2.40	65	1,266,850	82,225
S&P 500 Index, Expires 06/19/2020, Strike Price $2,400.00	600	1,747,458	31,404,000
Silver Future, July 2020 Settlement, Expires 05/26/2020, Strike Price $15.00	100	7,486,500	263,500
Silver Future, July 2020 Settlement, Expires 05/26/2020, Strike Price $15.15	25	1,871,625	57,250
Silver Future, July 2020 Settlement, Expires 05/26/2020, Strike Price $15.25	25	1,871,625	52,250
Silver Future, July 2020 Settlement, Expires 05/26/2020, Strike Price $15.40	25	1,871,625	45,375
Silver Future, July 2020 Settlement, Expires 05/26/2020, Strike Price $15.50	25	1,871,625	41,375
Silver Future, July 2020 Settlement, Expires 05/26/2020, Strike Price $15.60	25	1,871,625	37,750
Silver Future, July 2020 Settlement, Expires 05/26/2020, Strike Price $15.80	25	1,871,625	31,625
Silver Future, July 2020 Settlement, Expires 05/26/2020, Strike Price $15.90	27	2,021,355	31,185

The accompanying Notes to the Consolidated Financial Statements are an integral part of these Consolidated Financial Statements.	(Continued)

Stone Ridge Funds	Semi-Annual Report	April 30, 2020

Consolidated Schedule of Investments	as of April 30, 2020 (Unaudited)

STONE RIDGE ALL ASSET VARIANCE RISK PREMIUM FUND

DESCRIPTION	NUMBER OF CONTRACTS	NOTIONAL AMOUNT	FAIR VALUE
Silver Future, July 2020 Settlement, Expires 05/26/2020, Strike Price $16.10	50	$3,743,250	$49,000
Silver Future, July 2020 Settlement, Expires 05/26/2020, Strike Price $16.50	50	3,743,250	35,750
Silver Future, July 2020 Settlement, Expires 05/26/2020, Strike Price $17.60	2	149,730	690
Silver Future, July 2020 Settlement, Expires 05/26/2020, Strike Price $17.65	7	524,055	3,134
Silver Future, July 2020 Settlement, Expires 05/26/2020, Strike Price $17.70	7	524,055	3,064
Silver Future, July 2020 Settlement, Expires 05/26/2020, Strike Price $17.75	13	973,245	4,095
Silver Future, July 2020 Settlement, Expires 05/26/2020, Strike Price $17.80	26	1,946,490	8,060
Silver Future, July 2020 Settlement, Expires 05/26/2020, Strike Price $17.85	61	4,566,765	18,300
Silver Future, July 2020 Settlement, Expires 05/26/2020, Strike Price $17.90	54	4,042,710	15,930
Silver Future, July 2020 Settlement, Expires 05/26/2020, Strike Price $17.95	50	3,743,250	14,250
Silver Future, July 2020 Settlement, Expires 05/26/2020, Strike Price $18.00	52	3,892,980	14,560
Silver Future, July 2020 Settlement, Expires 05/26/2020, Strike Price $18.05	6	449,190	1,620
Silver Future, July 2020 Settlement, Expires 05/26/2020, Strike Price $18.10	16	1,197,840	4,240
Silver Future, July 2020 Settlement, Expires 05/26/2020, Strike Price $18.15	12	898,380	3,120
Silver Future, July 2020 Settlement, Expires 05/26/2020, Strike Price $18.20	4	299,460	1,020
Silver Future, July 2020 Settlement, Expires 05/26/2020, Strike Price $18.25	13	973,245	3,185
Silver Future, July 2020 Settlement, Expires 05/26/2020, Strike Price $18.30	20	1,497,300	4,800
Silver Future, July 2020 Settlement, Expires 05/26/2020, Strike Price $18.35	20	1,497,300	4,700
Silver Future, July 2020 Settlement, Expires 05/26/2020, Strike Price $18.40	8	598,920	1,840
Silver Future, July 2020 Settlement, Expires 05/26/2020, Strike Price $18.50	7	524,055	1,540
Silver Future, July 2020 Settlement, Expires 06/25/2020, Strike Price $15.25	100	7,486,500	333,000
Soybean Future, July 2020 Settlement, Expires 05/22/2020, Strike Price $910.00	4	171,050	350
Soybean Future, July 2020 Settlement, Expires 05/22/2020, Strike Price $920.00	174	7,440,675	11,963
Soybean Future, July 2020 Settlement, Expires 05/22/2020, Strike Price $930.00	125	5,345,313	7,031
Soybean Future, July 2020 Settlement, Expires 05/22/2020, Strike Price $940.00	93	3,976,913	4,069
Soybean Future, July 2020 Settlement, Expires 05/22/2020, Strike Price $950.00	49	2,095,363	1,838
Soybean Future, July 2020 Settlement, Expires 05/22/2020, Strike Price $960.00	25	1,069,063	781
Soybean Future, July 2020 Settlement, Expires 05/22/2020, Strike Price $970.00	13	555,913	325
Soybean Future, July 2020 Settlement, Expires 05/22/2020, Strike Price $980.00	20	855,250	500
Soybean Meal Future, June 2020 Settlement, Expires 05/22/2020, Strike Price $290.00	26	767,260	22,620
Soybean Meal Future, June 2020 Settlement, Expires 05/22/2020, Strike Price $295.00	56	1,652,560	33,600
Soybean Meal Future, June 2020 Settlement, Expires 05/22/2020, Strike Price $300.00	96	2,832,960	39,360
Soybean Meal Future, June 2020 Settlement, Expires 05/22/2020, Strike Price $305.00	9	265,590	2,520
Soybean Meal Future, July 2020 Settlement, Expires 06/26/2020, Strike Price $290.00	87	2,567,370	103,530
Soybean Meal Future, July 2020 Settlement, Expires 06/26/2020, Strike Price $295.00	122	3,600,220	115,290
Soybean Meal Future, July 2020 Settlement, Expires 06/26/2020, Strike Price $300.00	179	5,282,290	134,250
Soybean Meal Future, July 2020 Settlement, Expires 06/26/2020, Strike Price $305.00	72	2,124,720	42,840
Soybean Meal Future, July 2020 Settlement, Expires 06/26/2020, Strike Price $310.00	37	1,091,870	17,575
Sugar #11 Future, June 2020 Settlement, Expires 05/15/2020, Strike Price $10.75	25	290,360	5,040
Sugar #11 Future, June 2020 Settlement, Expires 05/15/2020, Strike Price $11.00	126	1,463,414	16,934
Sugar #11 Future, June 2020 Settlement, Expires 05/15/2020, Strike Price $11.25	200	2,322,880	17,920
Sugar #11 Future, June 2020 Settlement, Expires 05/15/2020, Strike Price $11.50	75	871,080	4,200
Sugar #11 Future, June 2020 Settlement, Expires 05/15/2020, Strike Price $11.75	100	1,161,440	3,360
Sugar #11 Future, June 2020 Settlement, Expires 05/15/2020, Strike Price $12.00	25	290,360	560
Sugar #11 Future, June 2020 Settlement, Expires 05/15/2020, Strike Price $12.50	50	580,720	560
Sugar #11 Future, June 2020 Settlement, Expires 05/15/2020, Strike Price $13.00	25	290,360	280
Sugar #11 Future, July 2020 Settlement, Expires 06/15/2020, Strike Price $11.25	25	290,360	5,880
Sugar #11 Future, July 2020 Settlement, Expires 06/15/2020, Strike Price $11.75	25	290,360	3,640
Sugar #11 Future, July 2020 Settlement, Expires 06/15/2020, Strike Price $12.00	461	5,354,238	51,632
Sugar #11 Future, July 2020 Settlement, Expires 06/15/2020, Strike Price $12.25	25	290,360	2,240
Sugar #11 Future, July 2020 Settlement, Expires 06/15/2020, Strike Price $12.50	652	7,572,589	43,814
Sugar #11 Future, July 2020 Settlement, Expires 06/15/2020, Strike Price $12.75	75	871,080	4,200
Sugar #11 Future, July 2020 Settlement, Expires 06/15/2020, Strike Price $13.00	25	290,360	1,120
Sugar #11 Future, July 2020 Settlement, Expires 06/15/2020, Strike Price $13.75	75	871,080	1,680
U.S. 10-Year Note Future, June 2020 Settlement, Expires 05/22/2020, Strike Price $140.00	45	6,257,813	10,547
U.S. 10-Year Note Future, June 2020 Settlement, Expires 05/22/2020, Strike Price $140.25	4	556,250	750
U.S. 10-Year Note Future, June 2020 Settlement, Expires 05/22/2020, Strike Price $140.50	51	7,092,188	7,969
U.S. 10-Year Note Future, June 2020 Settlement, Expires 05/22/2020, Strike Price $141.00	3	417,188	328

The accompanying Notes to the Consolidated Financial Statements are an integral part of these Consolidated Financial Statements.	(Continued)

Stone Ridge Funds	Semi-Annual Report	April 30, 2020

Consolidated Schedule of Investments	as of April 30, 2020 (Unaudited)

STONE RIDGE ALL ASSET VARIANCE RISK PREMIUM FUND

DESCRIPTION	NUMBER OF CONTRACTS	NOTIONAL AMOUNT	FAIR VALUE
U.S. 10-Year Note Future, June 2020 Settlement, Expires 05/22/2020, Strike Price $141.50	1	$139,063	$78
U.S. 10-Year Note Future, June 2020 Settlement, Expires 05/22/2020, Strike Price $142.50	28	3,893,750	1,313
U.S. Long Bond Future, June 2020 Settlement, Expires 05/22/2020, Strike Price $186.50	2	362,063	719
U.S. Long Bond Future, June 2020 Settlement, Expires 05/22/2020, Strike Price $187.00	1	181,031	313
U.S. Long Bond Future, June 2020 Settlement, Expires 05/22/2020, Strike Price $187.50	14	2,534,438	3,938
U.S. Long Bond Future, June 2020 Settlement, Expires 05/22/2020, Strike Price $188.00	119	21,542,719	29,750
U.S. Long Bond Future, June 2020 Settlement, Expires 05/22/2020, Strike Price $188.50	9	1,629,281	2,109
U.S. Long Bond Future, June 2020 Settlement, Expires 05/22/2020, Strike Price $189.00	26	4,706,813	5,688
U.S. Long Bond Future, June 2020 Settlement, Expires 05/22/2020, Strike Price $192.00	24	4,344,750	2,625
WTI Crude Future, June 2020 Settlement, Expires 05/14/2020, Strike Price $30.00	60	1,130,400	10,200
WTI Crude Future, June 2020 Settlement, Expires 05/14/2020, Strike Price $31.00	150	2,826,000	21,000
WTI Crude Future, June 2020 Settlement, Expires 05/14/2020, Strike Price $32.00	61	1,149,240	7,320
WTI Crude Future, June 2020 Settlement, Expires 05/14/2020, Strike Price $37.50	10	188,400	600
WTI Crude Future, June 2020 Settlement, Expires 05/14/2020, Strike Price $38.50	13	244,920	780
WTI Crude Future, June 2020 Settlement, Expires 05/14/2020, Strike Price $39.00	1	18,840	60
WTI Crude Future, June 2020 Settlement, Expires 05/14/2020, Strike Price $39.50	26	489,840	1,560
WTI Crude Future, June 2020 Settlement, Expires 05/14/2020, Strike Price $40.00	10	188,400	500
WTI Crude Future, June 2020 Settlement, Expires 05/14/2020, Strike Price $41.00	2	37,680	100
WTI Crude Future, June 2020 Settlement, Expires 05/14/2020, Strike Price $41.50	3	56,520	150
WTI Crude Future, June 2020 Settlement, Expires 05/14/2020, Strike Price $42.00	20	376,800	1,000

TOTAL CALL OPTIONS (Premiums Received $48,294,448)			83,186,195

PUT OPTIONS
Australian Dollar Future, May 2020 Settlement, Expires 05/08/2020, Strike Price $55.50	13	847,990	65
Australian Dollar Future, May 2020 Settlement, Expires 05/08/2020, Strike Price $56.50	50	3,261,500	250
Australian Dollar Future, May 2020 Settlement, Expires 05/08/2020, Strike Price $57.00	52	3,391,960	260
Australian Dollar Future, May 2020 Settlement, Expires 05/08/2020, Strike Price $57.50	48	3,131,040	240
Australian Dollar Future, May 2020 Settlement, Expires 05/08/2020, Strike Price $58.00	49	3,196,270	245
Australian Dollar Future, May 2020 Settlement, Expires 05/08/2020, Strike Price $58.25	21	1,369,830	105
Australian Dollar Future, May 2020 Settlement, Expires 05/08/2020, Strike Price $58.50	110	7,175,300	550
Australian Dollar Future, May 2020 Settlement, Expires 05/08/2020, Strike Price $58.75	46	3,000,580	230
Australian Dollar Future, May 2020 Settlement, Expires 05/08/2020, Strike Price $59.00	139	9,066,970	695
Australian Dollar Future, May 2020 Settlement, Expires 05/08/2020, Strike Price $59.25	37	2,413,510	185
Australian Dollar Future, May 2020 Settlement, Expires 05/08/2020, Strike Price $59.50	164	10,697,720	1,640
Australian Dollar Future, May 2020 Settlement, Expires 05/08/2020, Strike Price $59.75	69	4,500,870	690
Australian Dollar Future, May 2020 Settlement, Expires 05/08/2020, Strike Price $60.00	287	18,721,010	2,870
Australian Dollar Future, May 2020 Settlement, Expires 05/08/2020, Strike Price $60.25	57	3,718,110	570
Australian Dollar Future, May 2020 Settlement, Expires 05/08/2020, Strike Price $60.50	19	1,239,370	285
Australian Dollar Future, May 2020 Settlement, Expires 05/08/2020, Strike Price $61.00	65	4,239,950	975
Australian Dollar Future, May 2020 Settlement, Expires 05/08/2020, Strike Price $61.50	20	1,304,600	500
Australian Dollar Future, May 2020 Settlement, Expires 05/08/2020, Strike Price $62.00	39	2,543,970	1,365
Australian Dollar Future, May 2020 Settlement, Expires 05/08/2020, Strike Price $62.25	52	3,391,960	2,080
Australian Dollar Future, May 2020 Settlement, Expires 05/08/2020, Strike Price $62.50	51	3,326,730	2,550
Australian Dollar Future, May 2020 Settlement, Expires 05/08/2020, Strike Price $62.75	41	2,674,430	2,460
Australian Dollar Future, May 2020 Settlement, Expires 05/08/2020, Strike Price $63.00	108	7,044,840	8,640
Australian Dollar Future, May 2020 Settlement, Expires 05/08/2020, Strike Price $63.25	82	5,348,860	7,380
Australian Dollar Future, May 2020 Settlement, Expires 05/08/2020, Strike Price $63.50	17	1,108,910	1,870
Australian Dollar Future, May 2020 Settlement, Expires 05/08/2020, Strike Price $64.00	25	1,630,750	4,250
Australian Dollar Future, May 2020 Settlement, Expires 05/08/2020, Strike Price $64.50	60	3,913,800	15,600
Australian Dollar Future, May 2020 Settlement, Expires 05/08/2020, Strike Price $65.00	43	2,804,890	17,200
Australian Dollar Future, May 2020 Settlement, Expires 05/08/2020, Strike Price $65.50	130	8,479,900	81,900
Australian Dollar Future, May 2020 Settlement, Expires 05/08/2020, Strike Price $66.00	125	8,153,750	118,750
Australian Dollar Future, June 2020 Settlement, Expires 06/05/2020, Strike Price $53.50	100	6,523,000	2,000
Australian Dollar Future, June 2020 Settlement, Expires 06/05/2020, Strike Price $54.00	200	13,046,000	4,000
Australian Dollar Future, June 2020 Settlement, Expires 06/05/2020, Strike Price $54.50	150	9,784,500	3,750
Australian Dollar Future, June 2020 Settlement, Expires 06/05/2020, Strike Price $55.00	150	9,784,500	4,500
Australian Dollar Future, June 2020 Settlement, Expires 06/05/2020, Strike Price $55.50	100	6,523,000	3,500

The accompanying Notes to the Consolidated Financial Statements are an integral part of these Consolidated Financial Statements.	(Continued)

Stone Ridge Funds	Semi-Annual Report	April 30, 2020

Consolidated Schedule of Investments	as of April 30, 2020 (Unaudited)

STONE RIDGE ALL ASSET VARIANCE RISK PREMIUM FUND

DESCRIPTION	NUMBER OF CONTRACTS	NOTIONAL AMOUNT	FAIR VALUE
Brent Crude Future, July 2020 Settlement, Expires 05/26/2020, Strike Price $19.00	11	$291,280	$9,460
Brent Crude Future, July 2020 Settlement, Expires 05/26/2020, Strike Price $19.50	34	900,320	31,280
Brent Crude Future, July 2020 Settlement, Expires 05/26/2020, Strike Price $19.75	50	1,324,000	48,000
Brent Crude Future, July 2020 Settlement, Expires 05/26/2020, Strike Price $20.00	63	1,668,240	62,370
Brent Crude Future, July 2020 Settlement, Expires 05/26/2020, Strike Price $20.25	76	2,012,480	78,280
Brent Crude Future, July 2020 Settlement, Expires 05/26/2020, Strike Price $20.50	34	900,320	36,380
Brent Crude Future, July 2020 Settlement, Expires 05/26/2020, Strike Price $20.75	19	503,120	21,090
Brent Crude Future, July 2020 Settlement, Expires 05/26/2020, Strike Price $21.00	47	1,244,560	54,050
Brent Crude Future, July 2020 Settlement, Expires 05/26/2020, Strike Price $21.25	51	1,350,480	61,200
Brent Crude Future, July 2020 Settlement, Expires 05/26/2020, Strike Price $21.50	37	979,760	46,250
Brent Crude Future, July 2020 Settlement, Expires 05/26/2020, Strike Price $21.75	46	1,218,080	59,800
Brent Crude Future, July 2020 Settlement, Expires 05/26/2020, Strike Price $22.00	129	3,415,920	174,150
Brent Crude Future, July 2020 Settlement, Expires 05/26/2020, Strike Price $22.25	49	1,297,520	69,090
Brent Crude Future, July 2020 Settlement, Expires 05/26/2020, Strike Price $22.50	53	1,403,440	77,910
Brent Crude Future, July 2020 Settlement, Expires 05/26/2020, Strike Price $22.75	45	1,191,600	68,850
Brent Crude Future, July 2020 Settlement, Expires 05/26/2020, Strike Price $23.00	130	3,442,400	206,700
Brent Crude Future, July 2020 Settlement, Expires 05/26/2020, Strike Price $23.25	89	2,356,720	147,740
Brent Crude Future, July 2020 Settlement, Expires 05/26/2020, Strike Price $23.50	111	2,939,280	192,030
Brent Crude Future, July 2020 Settlement, Expires 05/26/2020, Strike Price $23.75	56	1,482,880	100,882
Brent Crude Future, July 2020 Settlement, Expires 05/26/2020, Strike Price $24.00	57	1,509,360	107,001
Brent Crude Future, July 2020 Settlement, Expires 05/26/2020, Strike Price $24.25	52	1,376,960	102,838
Brent Crude Future, July 2020 Settlement, Expires 05/26/2020, Strike Price $24.50	66	1,747,680	135,046
Brent Crude Future, July 2020 Settlement, Expires 05/26/2020, Strike Price $24.75	68	1,800,640	145,233
Brent Crude Future, July 2020 Settlement, Expires 05/26/2020, Strike Price $25.00	76	2,012,480	168,301
Brent Crude Future, July 2020 Settlement, Expires 05/26/2020, Strike Price $25.25	149	3,945,520	350,150
Brent Crude Future, July 2020 Settlement, Expires 05/26/2020, Strike Price $25.50	25	662,000	61,250
Brent Crude Future, July 2020 Settlement, Expires 05/26/2020, Strike Price $25.75	50	1,324,000	128,500
Brent Crude Future, July 2020 Settlement, Expires 05/26/2020, Strike Price $26.00	25	662,000	67,000
Brent Crude Future, July 2020 Settlement, Expires 05/26/2020, Strike Price $26.25	100	2,648,000	280,000
Brent Crude Future, July 2020 Settlement, Expires 05/26/2020, Strike Price $26.50	25	662,000	73,000
Brent Crude Future, July 2020 Settlement, Expires 05/26/2020, Strike Price $26.75	75	1,986,000	228,750
Brent Crude Future, July 2020 Settlement, Expires 05/26/2020, Strike Price $27.00	25	662,000	79,250
Brent Crude Future, July 2020 Settlement, Expires 05/26/2020, Strike Price $27.25	50	1,324,000	165,000
Brent Crude Future, July 2020 Settlement, Expires 05/26/2020, Strike Price $27.50	50	1,324,000	172,000
Brent Crude Future, July 2020 Settlement, Expires 05/26/2020, Strike Price $27.75	125	3,310,000	446,250
Brent Crude Future, July 2020 Settlement, Expires 05/26/2020, Strike Price $28.00	50	1,324,000	185,500
Brent Crude Future, July 2020 Settlement, Expires 05/26/2020, Strike Price $28.25	50	1,324,000	193,000
Brent Crude Future, July 2020 Settlement, Expires 05/26/2020, Strike Price $28.50	125	3,310,000	501,250
Brent Crude Future, July 2020 Settlement, Expires 05/26/2020, Strike Price $28.75	75	1,986,000	312,000
Brent Crude Future, July 2020 Settlement, Expires 05/26/2020, Strike Price $29.00	100	2,648,000	431,000
Brent Crude Future, August 2020 Settlement, Expires 06/25/2020, Strike Price $22.75	10	283,100	18,000
British Pound Future, May 2020 Settlement, Expires 05/08/2020, Strike Price $114.50	3	236,288	19
British Pound Future, May 2020 Settlement, Expires 05/08/2020, Strike Price $115.00	3	236,288	19
British Pound Future, May 2020 Settlement, Expires 05/08/2020, Strike Price $115.50	11	866,388	69
British Pound Future, May 2020 Settlement, Expires 05/08/2020, Strike Price $116.00	23	1,811,538	144
British Pound Future, May 2020 Settlement, Expires 05/08/2020, Strike Price $116.50	69	5,434,613	431
British Pound Future, May 2020 Settlement, Expires 05/08/2020, Strike Price $117.00	30	2,362,875	187
British Pound Future, May 2020 Settlement, Expires 05/08/2020, Strike Price $117.50	57	4,489,463	356
British Pound Future, May 2020 Settlement, Expires 05/08/2020, Strike Price $118.00	105	8,270,063	656
British Pound Future, May 2020 Settlement, Expires 05/08/2020, Strike Price $118.50	78	6,143,475	487
British Pound Future, May 2020 Settlement, Expires 05/08/2020, Strike Price $119.00	166	13,074,575	1,037
British Pound Future, May 2020 Settlement, Expires 05/08/2020, Strike Price $119.50	129	10,160,363	1,612
British Pound Future, May 2020 Settlement, Expires 05/08/2020, Strike Price $120.00	132	10,396,650	1,650
British Pound Future, May 2020 Settlement, Expires 05/08/2020, Strike Price $120.50	253	19,926,913	3,162
British Pound Future, May 2020 Settlement, Expires 05/08/2020, Strike Price $121.00	72	5,670,900	1,350
British Pound Future, May 2020 Settlement, Expires 05/08/2020, Strike Price $121.50	15	1,181,438	281
British Pound Future, May 2020 Settlement, Expires 05/08/2020, Strike Price $122.00	30	2,362,875	750

The accompanying Notes to the Consolidated Financial Statements are an integral part of these Consolidated Financial Statements.	(Continued)

Stone Ridge Funds	Semi-Annual Report	April 30, 2020

Consolidated Schedule of Investments	as of April 30, 2020 (Unaudited)

STONE RIDGE ALL ASSET VARIANCE RISK PREMIUM FUND

DESCRIPTION	NUMBER OF CONTRACTS	NOTIONAL AMOUNT	FAIR VALUE
British Pound Future, May 2020 Settlement, Expires 05/08/2020, Strike Price $122.50	15	$1,181,438	$562
British Pound Future, May 2020 Settlement, Expires 05/08/2020, Strike Price $123.00	14	1,102,675	612
British Pound Future, May 2020 Settlement, Expires 05/08/2020, Strike Price $124.00	83	6,537,288	7,262
British Pound Future, May 2020 Settlement, Expires 05/08/2020, Strike Price $124.50	92	7,246,150	10,925
British Pound Future, May 2020 Settlement, Expires 05/08/2020, Strike Price $125.00	77	6,064,713	13,475
British Pound Future, May 2020 Settlement, Expires 05/08/2020, Strike Price $125.50	61	4,804,513	15,631
British Pound Future, May 2020 Settlement, Expires 05/08/2020, Strike Price $126.00	113	8,900,163	42,375
British Pound Future, May 2020 Settlement, Expires 05/08/2020, Strike Price $126.50	132	10,396,650	70,950
British Pound Future, May 2020 Settlement, Expires 05/08/2020, Strike Price $127.00	143	11,263,038	107,250
British Pound Future, May 2020 Settlement, Expires 05/08/2020, Strike Price $127.50	239	18,824,238	239,000
British Pound Future, May 2020 Settlement, Expires 05/08/2020, Strike Price $128.00	132	10,396,650	169,125
British Pound Future, May 2020 Settlement, Expires 05/08/2020, Strike Price $128.50	41	3,229,263	64,575
British Pound Future, May 2020 Settlement, Expires 05/08/2020, Strike Price $129.00	27	2,126,588	50,625
British Pound Future, June 2020 Settlement, Expires 06/05/2020, Strike Price $107.00	125	9,845,313	781
British Pound Future, June 2020 Settlement, Expires 06/05/2020, Strike Price $108.00	100	7,876,250	625
British Pound Future, June 2020 Settlement, Expires 06/05/2020, Strike Price $109.00	75	5,907,188	469
British Pound Future, June 2020 Settlement, Expires 06/05/2020, Strike Price $110.00	44	3,465,550	550
British Pound Future, June 2020 Settlement, Expires 06/05/2020, Strike Price $111.00	75	5,907,188	937
British Pound Future, June 2020 Settlement, Expires 06/05/2020, Strike Price $111.50	78	6,143,475	975
British Pound Future, June 2020 Settlement, Expires 06/05/2020, Strike Price $112.00	3	236,288	56
British Pound Future, June 2020 Settlement, Expires 06/05/2020, Strike Price $120.50	15	1,181,438	1,969
British Pound Future, June 2020 Settlement, Expires 06/05/2020, Strike Price $121.00	16	1,260,200	2,400
Canadian Dollar Future, May 2020 Settlement, Expires 05/08/2020, Strike Price $67.50	13	933,725	65
Canadian Dollar Future, May 2020 Settlement, Expires 05/08/2020, Strike Price $68.00	12	861,900	60
Canadian Dollar Future, May 2020 Settlement, Expires 05/08/2020, Strike Price $69.00	83	5,961,475	415
Canadian Dollar Future, May 2020 Settlement, Expires 05/08/2020, Strike Price $69.50	127	9,121,775	1,905
Canadian Dollar Future, May 2020 Settlement, Expires 05/08/2020, Strike Price $69.75	24	1,723,800	480
Canadian Dollar Future, May 2020 Settlement, Expires 05/08/2020, Strike Price $70.00	237	17,022,525	5,925
Canadian Dollar Future, May 2020 Settlement, Expires 05/08/2020, Strike Price $70.25	73	5,243,225	2,555
Canadian Dollar Future, May 2020 Settlement, Expires 05/08/2020, Strike Price $70.50	362	26,000,650	18,100
Canadian Dollar Future, May 2020 Settlement, Expires 05/08/2020, Strike Price $70.75	111	7,972,575	7,770
Canadian Dollar Future, May 2020 Settlement, Expires 05/08/2020, Strike Price $71.00	125	8,978,125	13,750
Canadian Dollar Future, May 2020 Settlement, Expires 05/08/2020, Strike Price $71.25	109	7,828,925	17,440
Canadian Dollar Future, May 2020 Settlement, Expires 05/08/2020, Strike Price $71.50	64	4,596,800	14,720
Canadian Dollar Future, May 2020 Settlement, Expires 05/08/2020, Strike Price $71.75	45	3,232,125	14,850
Canadian Dollar Future, May 2020 Settlement, Expires 05/08/2020, Strike Price $72.00	202	14,508,650	92,920
Canadian Dollar Future, May 2020 Settlement, Expires 05/08/2020, Strike Price $72.50	65	4,668,625	52,000
Canadian Dollar Future, May 2020 Settlement, Expires 05/08/2020, Strike Price $73.00	44	3,160,300	53,680
Canadian Dollar Future, May 2020 Settlement, Expires 05/08/2020, Strike Price $73.50	71	5,099,575	119,990
Canadian Dollar Future, May 2020 Settlement, Expires 05/08/2020, Strike Price $74.00	131	9,409,075	285,580
Canadian Dollar Future, May 2020 Settlement, Expires 05/08/2020, Strike Price $74.50	199	14,293,175	533,320
Canadian Dollar Future, June 2020 Settlement, Expires 06/05/2020, Strike Price $66.50	12	861,900	240
Canadian Dollar Future, June 2020 Settlement, Expires 06/05/2020, Strike Price $67.00	297	21,332,025	8,910
Coffee ‘C’ Future, June 2020 Settlement, Expires 05/08/2020, Strike Price $90.00	6	239,175	68
Coffee ‘C’ Future, June 2020 Settlement, Expires 05/08/2020, Strike Price $92.50	24	956,700	540
Coffee ‘C’ Future, June 2020 Settlement, Expires 05/08/2020, Strike Price $102.50	38	1,514,775	14,962
Coffee ‘C’ Future, June 2020 Settlement, Expires 05/08/2020, Strike Price $105.00	60	2,391,750	45,000
Coffee ‘C’ Future, June 2020 Settlement, Expires 05/08/2020, Strike Price $107.50	105	4,185,563	132,694
Coffee ‘C’ Future, June 2020 Settlement, Expires 05/08/2020, Strike Price $110.00	207	8,251,538	395,111
Coffee ‘C’ Future, June 2020 Settlement, Expires 05/08/2020, Strike Price $112.50	223	8,889,338	592,901
Coffee ‘C’ Future, June 2020 Settlement, Expires 05/08/2020, Strike Price $115.00	135	5,381,438	469,294
Coffee ‘C’ Future, July 2020 Settlement, Expires 06/12/2020, Strike Price $100.00	58	2,312,025	62,640
Coffee ‘C’ Future, July 2020 Settlement, Expires 06/12/2020, Strike Price $102.50	6	239,175	8,730
Coffee ‘C’ Future, July 2020 Settlement, Expires 06/12/2020, Strike Price $105.00	150	5,979,375	286,875
Copper Future, July 2020 Settlement, Expires 05/26/2020, Strike Price $238.00	100	5,860,000	204,178
Corn Future, July 2020 Settlement, Expires 05/22/2020, Strike Price $275.00	10	160,000	187
Cotton No. 2 Future, July 2020 Settlement, Expires 06/12/2020, Strike Price $43.00	400	11,466,000	12,000
Cotton No. 2 Future, July 2020 Settlement, Expires 06/12/2020, Strike Price $49.00	36	1,031,940	4,140

The accompanying Notes to the Consolidated Financial Statements are an integral part of these Consolidated Financial Statements.	(Continued)

Stone Ridge Funds	Semi-Annual Report	April 30, 2020

Consolidated Schedule of Investments	as of April 30, 2020 (Unaudited)

STONE RIDGE ALL ASSET VARIANCE RISK PREMIUM FUND

DESCRIPTION	NUMBER OF CONTRACTS	NOTIONAL AMOUNT	FAIR VALUE
Cotton No. 2 Future, July 2020 Settlement, Expires 06/12/2020, Strike Price $50.00	158	$4,529,070	$23,700
Cotton No. 2 Future, July 2020 Settlement, Expires 06/12/2020, Strike Price $51.00	289	8,284,185	54,910
Cotton No. 2 Future, July 2020 Settlement, Expires 06/12/2020, Strike Price $52.00	455	13,042,575	113,750
Cotton No. 2 Future, July 2020 Settlement, Expires 06/12/2020, Strike Price $53.00	471	13,501,215	155,430
Cotton No. 2 Future, July 2020 Settlement, Expires 06/12/2020, Strike Price $54.00	210	6,019,650	92,400
Cotton No. 2 Future, July 2020 Settlement, Expires 06/12/2020, Strike Price $65.00	17	487,305	67,830
Cotton No. 2 Future, July 2020 Settlement, Expires 06/12/2020, Strike Price $66.00	61	1,748,565	272,060
Cotton No. 2 Future, July 2020 Settlement, Expires 06/12/2020, Strike Price $67.00	59	1,691,235	291,165
Cotton No. 2 Future, July 2020 Settlement, Expires 06/12/2020, Strike Price $68.00	42	1,203,930	227,430
Euro Fx Future, May 2020 Settlement, Expires 05/08/2020, Strike Price $1.045	25	3,425,625	156
Euro Fx Future, May 2020 Settlement, Expires 05/08/2020, Strike Price $1.050	19	2,603,475	119
Euro Fx Future, May 2020 Settlement, Expires 05/08/2020, Strike Price $1.055	45	6,166,125	563
Euro Fx Future, May 2020 Settlement, Expires 05/08/2020, Strike Price $1.065	32	4,384,800	600
Gold 100 Oz Future, June 2020 Settlement, Expires 05/26/2020, Strike Price $1,500.00	35	5,929,700	7,700
Gold 100 Oz Future, June 2020 Settlement, Expires 05/26/2020, Strike Price $1,540.00	50	8,471,000	18,000
Gold 100 Oz Future, June 2020 Settlement, Expires 05/26/2020, Strike Price $1,570.00	15	2,541,300	8,100
Gold 100 Oz Future, June 2020 Settlement, Expires 05/26/2020, Strike Price $1,575.00	25	4,235,500	14,750
Gold 100 Oz Future, June 2020 Settlement, Expires 05/26/2020, Strike Price $1,580.00	55	9,318,100	34,650
Gold 100 Oz Future, June 2020 Settlement, Expires 05/26/2020, Strike Price $1,585.00	58	9,826,360	39,440
Gold 100 Oz Future, June 2020 Settlement, Expires 05/26/2020, Strike Price $1,590.00	151	25,582,420	111,740
Gold 100 Oz Future, June 2020 Settlement, Expires 05/26/2020, Strike Price $1,595.00	160	27,107,200	126,400
Gold 100 Oz Future, June 2020 Settlement, Expires 05/26/2020, Strike Price $1,600.00	296	50,148,320	254,560
Gold 100 Oz Future, June 2020 Settlement, Expires 05/26/2020, Strike Price $1,605.00	249	42,185,580	231,570
Gold 100 Oz Future, June 2020 Settlement, Expires 05/26/2020, Strike Price $1,610.00	302	51,164,840	302,000
Gold 100 Oz Future, June 2020 Settlement, Expires 05/26/2020, Strike Price $1,615.00	139	23,549,380	150,120
Japanese Yen Future, May 2020 Settlement, Expires 05/08/2020, Strike Price $89.00	4	466,650	25
Japanese Yen Future, May 2020 Settlement, Expires 05/08/2020, Strike Price $89.50	90	10,499,625	562
Japanese Yen Future, May 2020 Settlement, Expires 05/08/2020, Strike Price $90.00	101	11,782,913	631
Japanese Yen Future, May 2020 Settlement, Expires 05/08/2020, Strike Price $90.50	95	11,082,938	594
Japanese Yen Future, May 2020 Settlement, Expires 05/08/2020, Strike Price $90.75	106	12,366,225	662
Japanese Yen Future, May 2020 Settlement, Expires 05/08/2020, Strike Price $91.00	238	27,765,675	1,488
Japanese Yen Future, May 2020 Settlement, Expires 05/08/2020, Strike Price $91.25	70	8,166,375	438
Japanese Yen Future, May 2020 Settlement, Expires 05/08/2020, Strike Price $91.50	211	24,615,788	1,319
Japanese Yen Future, May 2020 Settlement, Expires 05/08/2020, Strike Price $91.75	12	1,399,950	150
Japanese Yen Future, May 2020 Settlement, Expires 05/08/2020, Strike Price $92.00	60	6,999,750	1,875
Japanese Yen Future, May 2020 Settlement, Expires 05/08/2020, Strike Price $92.25	28	3,266,550	1,750
Japanese Yen Future, May 2020 Settlement, Expires 05/08/2020, Strike Price $92.50	30	3,499,875	3,375
Japanese Yen Future, June 2020 Settlement, Expires 06/05/2020, Strike Price $89.00	60	6,999,750	1,875
Japanese Yen Future, June 2020 Settlement, Expires 06/05/2020, Strike Price $89.50	21	2,449,913	919
Lean Hogs Future, June 2020 Settlement, Expires 06/12/2020, Strike Price $30.00	25	589,500	2,250
Lean Hogs Future, June 2020 Settlement, Expires 06/12/2020, Strike Price $32.00	121	2,853,180	14,520
Lean Hogs Future, June 2020 Settlement, Expires 06/12/2020, Strike Price $34.00	144	3,395,520	23,040
Lean Hogs Future, June 2020 Settlement, Expires 06/12/2020, Strike Price $35.00	56	1,320,480	10,640
Lean Hogs Future, June 2020 Settlement, Expires 06/12/2020, Strike Price $36.00	88	2,075,040	19,360
Lean Hogs Future, June 2020 Settlement, Expires 06/12/2020, Strike Price $37.00	236	5,564,880	59,000
Live Cattle Future, May 2020 Settlement, Expires 05/01/2020, Strike Price $69.00	25	859,500	250
Live Cattle Future, May 2020 Settlement, Expires 05/01/2020, Strike Price $73.00	50	1,719,000	500
Live Cattle Future, May 2020 Settlement, Expires 05/01/2020, Strike Price $74.00	25	859,500	250
Live Cattle Future, May 2020 Settlement, Expires 05/01/2020, Strike Price $75.00	46	1,581,480	460
Live Cattle Future, May 2020 Settlement, Expires 05/01/2020, Strike Price $76.00	35	1,203,300	350
Live Cattle Future, May 2020 Settlement, Expires 05/01/2020, Strike Price $78.00	75	2,578,500	750
Live Cattle Future, May 2020 Settlement, Expires 05/01/2020, Strike Price $79.00	25	859,500	250
Live Cattle Future, May 2020 Settlement, Expires 05/01/2020, Strike Price $80.00	89	3,059,820	890
Live Cattle Future, May 2020 Settlement, Expires 05/01/2020, Strike Price $81.00	75	2,578,500	1,500
Live Cattle Future, May 2020 Settlement, Expires 05/01/2020, Strike Price $82.00	73	2,509,740	2,920
Live Cattle Future, May 2020 Settlement, Expires 05/01/2020, Strike Price $84.00	25	859,500	1,750
Live Cattle Future, June 2020 Settlement, Expires 06/05/2020, Strike Price $66.00	71	2,440,980	12,780
Live Cattle Future, June 2020 Settlement, Expires 06/05/2020, Strike Price $67.00	87	2,991,060	17,400

The accompanying Notes to the Consolidated Financial Statements are an integral part of these Consolidated Financial Statements.	(Continued)

Stone Ridge Funds	Semi-Annual Report	April 30, 2020

Consolidated Schedule of Investments	as of April 30, 2020 (Unaudited)

STONE RIDGE ALL ASSET VARIANCE RISK PREMIUM FUND

DESCRIPTION	NUMBER OF CONTRACTS	NOTIONAL AMOUNT	FAIR VALUE
Live Cattle Future, June 2020 Settlement, Expires 06/05/2020, Strike Price $68.00	25	$859,500	$5,750
Live Cattle Future, June 2020 Settlement, Expires 06/05/2020, Strike Price $69.00	203	6,979,140	50,750
Live Cattle Future, June 2020 Settlement, Expires 06/05/2020, Strike Price $70.00	93	3,197,340	26,040
Live Cattle Future, June 2020 Settlement, Expires 06/05/2020, Strike Price $71.00	50	1,719,000	15,500
Live Cattle Future, June 2020 Settlement, Expires 06/05/2020, Strike Price $73.00	1	34,380	380
Live Cattle Future, June 2020 Settlement, Expires 06/05/2020, Strike Price $75.00	25	859,500	14,430
Live Cattle Future, June 2020 Settlement, Expires 06/05/2020, Strike Price $76.00	50	1,719,000	31,360
Live Cattle Future, June 2020 Settlement, Expires 06/05/2020, Strike Price $77.00	25	859,500	18,290
NASDAQ 100 Stock Index, Expires 05/01/2020, Strike Price $8,200.00	2	18,001	25
NASDAQ 100 Stock Index, Expires 05/01/2020, Strike Price $8,375.00	6	54,003	6,630
Natural Gas Future, June 2020 Settlement, Expires 05/26/2020, Strike Price $1.40	25	487,250	4,775
Natural Gas Future, June 2020 Settlement, Expires 05/26/2020, Strike Price $1.45	145	2,826,050	34,800
Natural Gas Future, June 2020 Settlement, Expires 05/26/2020, Strike Price $1.50	330	6,431,700	98,670
Natural Gas Future, June 2020 Settlement, Expires 05/26/2020, Strike Price $1.55	402	7,834,980	148,740
Natural Gas Future, June 2020 Settlement, Expires 05/26/2020, Strike Price $1.60	436	8,497,640	198,816
Natural Gas Future, June 2020 Settlement, Expires 05/26/2020, Strike Price $1.65	740	14,422,600	413,660
Natural Gas Future, June 2020 Settlement, Expires 05/26/2020, Strike Price $1.70	551	10,738,990	374,129
Natural Gas Future, June 2020 Settlement, Expires 05/26/2020, Strike Price $1.75	789	15,377,610	646,191
Natural Gas Future, June 2020 Settlement, Expires 05/26/2020, Strike Price $1.80	652	12,707,480	640,916
Natural Gas Future, June 2020 Settlement, Expires 05/26/2020, Strike Price $1.85	92	1,793,080	107,640
Russell 2000 Index, Expires 05/01/2020, Strike Price $1,275.00	38	51,482	14,060
S&P 500 Index, Expires 05/01/2020, Strike Price $2,780.00	25	72,811	813
S&P 500 Index, Expires 05/01/2020, Strike Price $2,785.00	230	669,859	9,775
S&P 500 Index, Expires 05/01/2020, Strike Price $2,790.00	91	265,031	4,778
S&P 500 Index, Expires 05/01/2020, Strike Price $2,810.00	250	728,108	28,125
S&P 500 Index, Expires 05/01/2020, Strike Price $2,815.00	213	620,348	29,820
S&P 500 Index, Expires 05/01/2020, Strike Price $2,820.00	234	681,509	38,610
S&P 500 Index, Expires 05/01/2020, Strike Price $2,825.00	200	582,486	39,500
S&P 500 Index, Expires 05/01/2020, Strike Price $2,830.00	191	556,274	44,885
S&P 500 Index, Expires 05/01/2020, Strike Price $2,835.00	255	742,670	72,038
Silver Future, July 2020 Settlement, Expires 05/26/2020, Strike Price $10.30	25	1,871,625	1,625
Silver Future, July 2020 Settlement, Expires 05/26/2020, Strike Price $10.35	25	1,871,625	1,750
Silver Future, July 2020 Settlement, Expires 05/26/2020, Strike Price $10.40	50	3,743,250	3,500
Silver Future, July 2020 Settlement, Expires 05/26/2020, Strike Price $10.45	25	1,871,625	1,875
Silver Future, July 2020 Settlement, Expires 05/26/2020, Strike Price $10.50	25	1,871,625	1,875
Silver Future, July 2020 Settlement, Expires 05/26/2020, Strike Price $10.55	50	3,743,250	3,750
Silver Future, July 2020 Settlement, Expires 05/26/2020, Strike Price $12.65	70	5,240,550	23,450
Silver Future, July 2020 Settlement, Expires 05/26/2020, Strike Price $12.70	48	3,593,520	16,800
Silver Future, July 2020 Settlement, Expires 05/26/2020, Strike Price $12.75	48	3,593,520	17,520
Silver Future, July 2020 Settlement, Expires 05/26/2020, Strike Price $12.80	48	3,593,520	18,240
Silver Future, July 2020 Settlement, Expires 05/26/2020, Strike Price $12.85	50	3,743,250	19,750
Silver Future, July 2020 Settlement, Expires 05/26/2020, Strike Price $12.90	18	1,347,570	7,380
Silver Future, July 2020 Settlement, Expires 05/26/2020, Strike Price $12.95	23	1,721,895	9,890
Silver Future, July 2020 Settlement, Expires 05/26/2020, Strike Price $13.00	30	2,245,950	13,350
Silver Future, July 2020 Settlement, Expires 05/26/2020, Strike Price $13.05	25	1,871,625	11,625
Silver Future, July 2020 Settlement, Expires 05/26/2020, Strike Price $13.10	6	449,190	2,910
Silver Future, July 2020 Settlement, Expires 05/26/2020, Strike Price $13.25	2	149,730	1,100
Silver Future, July 2020 Settlement, Expires 05/26/2020, Strike Price $13.30	7	524,055	2,924
Silver Future, July 2020 Settlement, Expires 05/26/2020, Strike Price $13.35	18	1,347,570	10,800
Silver Future, July 2020 Settlement, Expires 05/26/2020, Strike Price $13.40	25	1,871,625	15,750
Silver Future, July 2020 Settlement, Expires 05/26/2020, Strike Price $13.45	31	2,320,815	20,305
Silver Future, July 2020 Settlement, Expires 05/26/2020, Strike Price $13.50	53	3,967,845	36,305
Silver Future, July 2020 Settlement, Expires 05/26/2020, Strike Price $13.55	69	5,165,685	49,680
Silver Future, July 2020 Settlement, Expires 05/26/2020, Strike Price $13.60	28	2,096,220	21,000
Silver Future, July 2020 Settlement, Expires 05/26/2020, Strike Price $13.65	27	2,021,355	21,195
Silver Future, July 2020 Settlement, Expires 05/26/2020, Strike Price $13.70	2	149,730	1,640
Soybean Future, July 2020 Settlement, Expires 05/22/2020, Strike Price $770.00	24	1,026,300	900
Soybean Future, July 2020 Settlement, Expires 05/22/2020, Strike Price $780.00	12	513,150	600

The accompanying Notes to the Consolidated Financial Statements are an integral part of these Consolidated Financial Statements.	(Continued)

Stone Ridge Funds	Semi-Annual Report	April 30, 2020

Consolidated Schedule of Investments	as of April 30, 2020 (Unaudited)

STONE RIDGE ALL ASSET VARIANCE RISK PREMIUM FUND

DESCRIPTION	NUMBER OF CONTRACTS	NOTIONAL AMOUNT	FAIR VALUE
Soybean Future, July 2020 Settlement, Expires 05/22/2020, Strike Price $790.00	41	$1,753,263	$2,563
Soybean Future, July 2020 Settlement, Expires 05/22/2020, Strike Price $800.00	36	1,539,450	2,700
Soybean Future, July 2020 Settlement, Expires 05/22/2020, Strike Price $810.00	5	213,813	531
Soybean Future, July 2020 Settlement, Expires 05/22/2020, Strike Price $820.00	1	42,763	163
Soybean Meal Future, July 2020 Settlement, Expires 05/22/2020, Strike Price $270.00	22	649,220	990
Soybean Meal Future, July 2020 Settlement, Expires 05/22/2020, Strike Price $275.00	59	1,741,090	4,130
Soybean Meal Future, July 2020 Settlement, Expires 05/22/2020, Strike Price $280.00	79	2,331,290	9,480
Soybean Meal Future, July 2020 Settlement, Expires 05/22/2020, Strike Price $285.00	128	3,777,280	26,880
Soybean Meal Future, July 2020 Settlement, Expires 05/22/2020, Strike Price $290.00	22	649,220	7,920
Sugar #11 Future, June 2020 Settlement, Expires 05/15/2020, Strike Price $9.00	95	1,103,368	3,192
Sugar #11 Future, June 2020 Settlement, Expires 05/15/2020, Strike Price $9.25	300	3,484,320	16,800
Sugar #11 Future, June 2020 Settlement, Expires 05/15/2020, Strike Price $9.50	9	104,530	806
Sugar #11 Future, July 2020 Settlement, Expires 06/15/2020, Strike Price $7.75	25	290,360	560
Sugar #11 Future, July 2020 Settlement, Expires 06/15/2020, Strike Price $8.00	50	580,720	1,680
Sugar #11 Future, July 2020 Settlement, Expires 06/15/2020, Strike Price $8.25	75	871,080	3,360
Sugar #11 Future, July 2020 Settlement, Expires 06/15/2020, Strike Price $8.50	125	1,451,800	8,400
Sugar #11 Future, July 2020 Settlement, Expires 06/15/2020, Strike Price $8.75	75	871,080	6,720
Sugar #11 Future, July 2020 Settlement, Expires 06/15/2020, Strike Price $9.00	200	2,322,880	24,640
Sugar #11 Future, July 2020 Settlement, Expires 06/15/2020, Strike Price $9.25	25	290,360	4,200
U.S. 10-Year Note Future, June 2020 Settlement, Expires 05/22/2020, Strike Price $136.50	18	2,503,125	1,125
U.S. 10-Year Note Future, June 2020 Settlement, Expires 05/22/2020, Strike Price $137.00	5	695,313	391
U.S. 10-Year Note Future, June 2020 Settlement, Expires 05/22/2020, Strike Price $137.25	9	1,251,563	844
U.S. 10-Year Note Future, June 2020 Settlement, Expires 05/22/2020, Strike Price $137.50	13	1,807,813	1,625
U.S. 10-Year Note Future, June 2020 Settlement, Expires 05/22/2020, Strike Price $137.75	10	1,390,625	1,563
U.S. 10-Year Note Future, June 2020 Settlement, Expires 05/22/2020, Strike Price $138.00	43	5,979,688	8,734
U.S. Long Bond Future, June 2020 Settlement, Expires 05/22/2020, Strike Price $173.00	1	181,031	141
U.S. Long Bond Future, June 2020 Settlement, Expires 05/22/2020, Strike Price $173.50	1	181,031	141
U.S. Long Bond Future, June 2020 Settlement, Expires 05/22/2020, Strike Price $174.00	4	724,125	688
U.S. Long Bond Future, June 2020 Settlement, Expires 05/22/2020, Strike Price $174.50	3	543,094	609
U.S. Long Bond Future, June 2020 Settlement, Expires 05/22/2020, Strike Price $175.00	31	5,611,969	7,266
U.S. Long Bond Future, June 2020 Settlement, Expires 05/22/2020, Strike Price $175.50	32	5,793,000	8,500
U.S. Long Bond Future, June 2020 Settlement, Expires 05/22/2020, Strike Price $176.00	23	4,163,719	7,547
U.S. Long Bond Future, June 2020 Settlement, Expires 05/22/2020, Strike Price $176.50	9	1,629,281	3,656
U.S. Long Bond Future, June 2020 Settlement, Expires 05/22/2020, Strike Price $177.00	92	16,654,875	43,125
U.S. Long Bond Future, June 2020 Settlement, Expires 05/22/2020, Strike Price $177.50	20	3,620,625	10,938
U.S. Long Bond Future, June 2020 Settlement, Expires 05/22/2020, Strike Price $178.00	70	12,672,188	47,031
U.S. Long Bond Future, June 2020 Settlement, Expires 05/22/2020, Strike Price $179.00	55	9,956,719	52,422
WTI Crude Future, June 2020 Settlement, Expires 05/14/2020, Strike Price $16.00	115	2,166,600	217,350
WTI Crude Future, June 2020 Settlement, Expires 05/14/2020, Strike Price $16.50	105	1,978,200	208,950
WTI Crude Future, June 2020 Settlement, Expires 05/14/2020, Strike Price $17.00	83	1,563,720	175,130
WTI Crude Future, June 2020 Settlement, Expires 05/14/2020, Strike Price $17.50	116	2,185,440	258,680
WTI Crude Future, June 2020 Settlement, Expires 05/14/2020, Strike Price $18.00	120	2,260,800	285,600

TOTAL PUT OPTIONS (Premiums Received $24,740,486)			18,184,137

	COUNTERPARTY	NOTIONAL AMOUNT	NOTIONAL AMOUNT USD	FAIR VALUE
OTC CALL OPTIONS
Israeli Shekel, Expires 05/14/2020, Strike Price $3.63	Morgan Stanley Capital Services LLC	50,000,000	50,000,000	29,669
New Taiwan Dollar, Expires 06/11/2020, Strike Price $29.80	BNP Paribas	50,000,000	50,000,000	176,000

TOTAL OTC CALL OPTIONS (Premiums Received $618,350)				205,669

The accompanying Notes to the Consolidated Financial Statements are an integral part of these Consolidated Financial Statements.	(Continued)

Stone Ridge Funds	Semi-Annual Report	April 30, 2020

Consolidated Schedule of Investments	as of April 30, 2020 (Unaudited)

STONE RIDGE ALL ASSET VARIANCE RISK PREMIUM FUND

	COUNTERPARTY	NOTIONAL AMOUNT	NOTIONAL AMOUNT USD	FAIR VALUE
OTC PUT OPTIONS
Swedish Krona, Expires 05/27/2020, Strike Price EUR 10.59	Morgan Stanley Capital Services LLC	$30,000,000	32,875,631	$106,716
Norwegian Krone, Expires 05/18/2020, Strike Price EUR 11.40	Morgan Stanley Capital Services LLC	50,000,000	54,792,719	1,146,076
Indian Rupee, Expires 05/21/2020, Strike Price $75.00	BNP Paribas	50,000,000	50,000,000	291,000

TOTAL OTC PUT OPTIONS (Premiums Received $1,225,170)				1,543,792

TOTAL WRITTEN OPTIONS (Premiums Received $74,878,454)				$103,119,793

Open Futures Contracts

DESCRIPTION	NUMBER OF CONTRACTS	NOTIONAL VALUE	VALUE/ UNREALIZED APPRECIATION (DEPRECIATION)
FUTURES CONTRACTS SOLD
Brent Crude, July 2020 Settlement	866	$22,931,680	$(1,472,006)
Coffee ‘C’, July 2020 Settlement	428	17,061,150	406,371
Live Cattle, June 2020 Settlement	1	34,380	(1,235)
U.S. Treasury 10-Year Note, June 2020 Settlement	3	417,188	(15,191)
Wheat, July 2020 Settlement	39	1,022,287	(4,802)
WTI Crude, June 2020 Settlement	539	10,154,760	(1,498,972)

TOTAL FUTURES CONTRACTS SOLD		$51,621,445	$(2,585,835)

FUTURES CONTRACTS PURCHASED
Australian Dollar, June 2020 Settlement	2,182	$142,331,860	$2,510,241
British Pound, June Settlement	860	67,735,750	(52,352)
Canadian Dollar, June 2020 Settlement	1,204	86,477,300	(86,335)
Cocoa, July 2020 Settlement	744	17,960,160	130,262
Copper, July 2020 Settlement	199	11,661,400	438,328
Cotton No. 2, July 2020 Settlement	438	12,555,270	195,886
Euro FX, June 2020 Settlement	3	411,075	(5,179)
Globex Natural Gas, July 2020 Settlement	846	18,358,200	801,425
Globex Natural Gas, June 2020 Settlement	1,331	25,941,190	475,901
Globex Natural Gas, June 2020 Settlement	259	5,047,910	191,707
Gold 100 Oz., June 2020 Settlement	634	107,412,280	(3,319,328)
Japanese Yen, June 2020 Settlement	4	466,650	(855)
Lean Hogs, June 2020 Settlement	116	2,735,280	109,495
S&P E-mini Index, June 2020 Settlement	1,147	166,452,640	11,257,582
Silver, July 2020 Settlement	190	14,224,350	(86,683)
Soybean Meal, July 2020 Settlement	170	5,016,700	30,038
Sugar #11, July 2020 Settlement	75	871,080	12,225
U.S. Treasury Long Bond, June 2020 Settlement	2	362,063	(2,128)

TOTAL FUTURES CONTRACTS PURCHASED		$686,021,158	$12,600,230

The accompanying Notes to the Consolidated Financial Statements are an integral part of these Consolidated Financial Statements.	(Continued)

Stone Ridge Funds	Semi-Annual Report	April 30, 2020

Consolidated Schedule of Investments	as of April 30, 2020 (Unaudited)

STONE RIDGE ALL ASSET VARIANCE RISK PREMIUM FUND

Open Forward Currency Contracts

COUNTERPARTY	FORWARD SETTLEMENT DATE	CURRENCY TO BE RECEIVED	AMOUNT OF CURRENCY TO BE RECEIVED IN LOCAL CURRENCY	CURRENCY TO BE DELIVERED	AMOUNT OF CURRENCY TO BE DELIVERED IN LOCAL CURRENCY	UNREALIZED APPRECIATION (DEPRECIATION)
Morgan Stanley Capital Services LLC	5/20/2020	Euro	20,000,000	Norwegian Krone	229,708,500	$(498,315)
BNP Paribas	5/26/2020	Indian Rupee	1,545,905,000	U.S. Dollar	20,500,000	28,613
Morgan Stanley Capital Services LLC	5/18/2020	Israeli New Shekel	74,238,900	U.S. Dollar	21,000,000	306,171
Morgan Stanley Capital Services LLC	5/20/2020	Norwegian Krone	611,179,580	Euro	53,700,000	792,509
Morgan Stanley Capital Services LLC	5/29/2020	Swedish Krona	101,323,200	Euro	9,500,000	(27,679)
Morgan Stanley Capital Services LLC	5/18/2020	U.S. Dollar	23,300,000	Israeli New Shekel	83,819,080	(755,632)
BNP Paribas	6/15/2020	U.S. Dollar	13,000,000	New Taiwan Dollar	383,370,000	92,846

						$(61,487)

The accompanying Notes to the Consolidated Financial Statements are an integral part of these Consolidated Financial Statements.

Stone Ridge Funds	Semi-Annual Report	April 30, 2020

Consolidated Statement of Assets and Liabilities	April 30, 2020 (Unaudited)

STONE RIDGE ALL ASSET VARIANCE RISK PREMIUM FUND

ASSETS:
Investments, at fair value(1)	$450,034,049
Unrealized appreciation on forward currency contracts	1,220,139
Collateral held at custodian	237,369
Receivable for fund shares sold	442,676
Receivable for investment securities sold	6,761,775
Interest receivable	12,522
Other assets	755,694

Total assets	459,464,224

LIABILITIES:
Options written, at fair value(2)	103,119,793
Payable due to broker for futures	3,721,466
Unrealized depreciation on forward currency contracts	1,281,626
Payable to Adviser	496,529
Payable for Chief Compliance Officer compensation	4,844
Payable to Custodian	16,514
Payable to Trustees	21,116
Accrued distribution and service fees	15,558
Accrued service fees	15,558
Other accrued expenses	602,661

Total liabilities	109,295,665

Total net assets	$350,168,559

NET ASSETS CONSIST OF:
Capital stock	$511,918,028
Total distributable loss	(161,749,469)

Total net assets	$350,168,559

Net Assets	$350,168,559
Shares outstanding	51,971,124
Net asset value, offering and redemption price per share	$6.74

(1) Cost of Investments	$458,694,747
(2) Premiums received	74,878,454

The accompanying Notes to the Consolidated Financial Statements are an integral part of these Consolidated Financial Statements.

Stone Ridge Funds	Semi-Annual Report	April 30, 2020

Consolidated Statement of Operations	For the Period Ended April 30, 2020 (Unaudited)

STONE RIDGE ALL ASSET VARIANCE RISK PREMIUM FUND

INVESTMENT INCOME:
Interest income	$5,170,046
Other income	67,372

Total investment income	5,237,418

EXPENSES
Advisory fees (See Note 4)	5,592,806
Compliance fees	674,699
Fund accounting and administration fees	470,217
Distribution and service fees (See Note 5)	139,820
Service fees	139,820
Audit and tax related fees	111,621
Transfer agency fees and expenses	81,871
Federal and state registration fees	48,083
Legal fees	41,895
Interest expense	27,764
Trustees fees and expenses	23,481
Custody fees	17,087
Chief Compliance Officer compensation	19,844
Other expenses	441,594

Total expenses before Adviser waiver	7,830,602
Expenses waived by Adviser (See Note 4)	(394,998)

Total expenses	7,435,604

Net investment loss	(2,198,186)

NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Investments	(1,777,885)
Foreign currency translation	122,895
Forward currency contracts	2,115,087
Futures contracts	(297,333,801)
Swap contracts	(8,240,839)
Written options	204,999,215
Net change in unrealized appreciation (depreciation) on:
Investments	(8,522,387)
Foreign currency translation	(125,145)
Forward currency contracts	2,603,510
Futures contracts	12,855,618
Swap contracts	1,307,489
Written options	(46,659,650)

Net realized and unrealized loss	(138,655,893)

Net decrease in net assets resulting from operations	$(140,854,079)

The accompanying Notes to the Consolidated Financial Statements are an integral part of these Consolidated Financial Statements.

Stone Ridge Funds	Semi-Annual Report	April 30, 2020

Consolidated Statement of Changes in Net Assets

	STONE RIDGE ALL ASSET VARIANCE RISK PREMIUM FUND

	PERIOD ENDED APRIL 30, 2020 (UNAUDITED)	YEAR ENDED OCTOBER 31, 2019

OPERATIONS:
Net investment gain (loss)	$(2,198,186)	$2,884,384
Net realized gain (loss) on:
Investments	(1,777,885)	4,741,904
Foreign currency translation	122,895	(227,363)
Forward currency contracts	2,115,087	(13,863,341)
Futures contracts	(297,333,801)	(582,031,366)
Swap contracts	(8,240,839)	(176,572,877)
Written options	204,999,215	815,779,816
Net change in unrealized appreciation (depreciation) on:
Investments	(8,522,387)	(59,292,587)
Foreign currency translation	(125,145)	167,102
Forward currency contracts	2,603,510	(7,855,203)
Futures contracts	12,855,618	(3,990,690)
Swap contracts	1,307,489	12,067,726
Written options	(46,659,650)	(17,213,562)
Net decrease in net assets resulting from operations	(140,854,079)	(25,406,057)

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	—	—
From net realized gain	—	—
Total distributions	—	—

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	36,995,022	188,461,880
Proceeds from shares issued to holders in reinvestment of dividends	—	—
Cost of shares redeemed	(219,145,735)	(809,726,445)
Net decrease in net assets from capital share transactions	(182,150,713)	(621,264,565)
Total decrease in net assets	(323,004,792)	(646,670,622)

NET ASSETS:
Beginning of period	673,173,351	1,319,843,973

End of period	$350,168,559	$673,173,351

The accompanying Notes to the Consolidated Financial Statements are an integral part of these Consolidated Financial Statements.

Stone Ridge Funds	Semi-Annual Report	April 30, 2020

Consolidated Financial Highlights

	STONE RIDGE ALL ASSET VARIANCE RISK PREMIUM FUND

	PERIOD ENDED APRIL 30, 2020 (UNAUDITED)		YEAR ENDED OCTOBER 31, 2019		YEAR ENDED OCTOBER 31, 2018		YEAR ENDED OCTOBER 31, 2017		YEAR ENDED OCTOBER 31, 2016		PERIOD ENDED OCTOBER 31, 2015(1)

Per Share Data:
Net asset value, beginning of period	$9.15		$9.26		$11.49		$10.70		$10.31		$10.00
Income (loss) from investment operations
Net investment income (loss)(2)	(0.03)		0.02		(0.08)		(0.21)		(0.25)		(0.16)
Net realized and unrealized gains (losses)	(2.38)		(0.13)		(0.66)		1.56		0.87		0.47

Total from investment operations	(2.41)		(0.11)		(0.74)		1.35		0.62	(3)	0.31

Less distributions to shareholders
Dividends from net realized gains	—		—		(1.17)		(0.56)		(0.11)		—
Dividends from net investment income	—		—		(0.32)		—		(0.12)		—

Total distributions	—		—		(1.49)		(0.56)		(0.23)		—

Net asset value, end of period	$6.74		$9.15		$9.26		$11.49		$10.70		$10.31

Total return(4)	(26.34	)%(6)	(1.19)%		(7.62)%		13.27%		6.15%		3.10	%(6)

Supplemental Data and Ratios:
Net assets, end of period (000s)	$350,169		$673,173		$1,319,844		$1,517,997		$970,391		$695,009
Ratio of expenses to average net assets (before expense waiver/recoupment)(5)	2.80	%(7)	2.57%		2.59%		2.72%		2.80%		2.69	%(7)
Ratio of expenses to average net assets (after expense waiver/recoupment)(5)	2.66	%(7)	2.57%		2.60%		2.80%		2.68%		2.71	%(7)
Ratio of net investment loss to average net assets (before expense waiver/recoupment)(5)	(0.93	)%(7)	0.26%		(0.78)%		(1.87)%		(2.54)%		(2.63	)%(7)
Ratio of net investment loss to average net assets (after expense waiver/recoupment)(5)	(0.79	)%(7)	0.26%		(0.79)%		(1.95)%		(2.42)%		(2.65	)%(7)
Portfolio turnover rate	0	%(6)(8)	0	%(8)	4,595	%(8)	9,837	%(8)	33,522	%(8)	1,361	%(6)

(1)	The Fund commenced operations on April 2, 2015.
(2)	Net investment income (loss) per share has been calculated based on average shares outstanding during the period.
(3)	Includes increase from payments by affiliates of less than $0.01.
(4)	Total return represents the rate that an investor would have earned (or lost) on an investment in the Fund (assuming the reinvestment of all dividends and distributions).
(5)	Ratio includes borrowing and investment related expenses not covered by the Fund’s expense limitation agreement. See Note 4.
(6)	Not Annualized.
(7)	Annualized.
(8)	Portfolio turnover rate excludes equity assignments.

The accompanying Notes to the Consolidated Financial Statements are an integral part of these Consolidated Financial Statements.

Stone Ridge Funds	Semi-Annual Report	April 30, 2020

Notes to Consolidated Financial Statements	April 30, 2020 (Unaudited)

1. Organization

Stone Ridge Trust III (the “Trust”) was organized as a Delaware statutory trust on December 17, 2014 and is registered under the Investment Company Act of 1940 (the “1940 Act”), as amended, as a continuously-offered diversified closed-end management investment company issuing shares. As of April 30, 2020, the Trust consisted of one series: the Stone Ridge All Asset Variance Risk Premium Fund (the “Fund”). The Fund commenced operations on April 2, 2015. The Fund offers one class of shares to investors with no front-end or back-end sales charges, a 0.05% fee paid pursuant to the Distribution and Servicing Plan (as discussed below), a 0.05% fee paid pursuant to the Services Agreement (as discussed below), and no repurchase fee. The Trust’s Amended and Restated Agreement and Declaration of Trust authorizes the issuance of an unlimited number of shares.

The Fund has an interval fund structure pursuant to which the Fund, subject to applicable law, conducts quarterly repurchase offers of the Fund’s outstanding shares at net asset value (“NAV”), subject to approval of the Board of Trustees (the “Board”). In all cases, such repurchase offers will be for at least 5% and not more than 25% of the Fund’s outstanding shares. In connection with any given repurchase offer, it is possible that the Fund may offer to repurchase only the minimum amount of 5% of its outstanding shares. It is also possible that a repurchase offer may be oversubscribed, with the result that shareholders may only be able to have a portion of their shares repurchased. If the repurchase offer is oversubscribed, the Fund may, in its sole discretion, repurchase an additional number of shares not to exceed 2% of the shares outstanding on the repurchase request deadline. Notwithstanding the foregoing, under certain circumstances, the Fund may, in its discretion, accept shares tendered by shareholders who own fewer than 100 shares and tender all of their shares for repurchase in a repurchase offer. In that case, these shares would be accepted before prorating the shares tendered by other shareholders. In addition, if a repurchase offer is oversubscribed, the Fund may offer to repurchase additional shares in an amount determined by the Board that are tendered by an estate (an “Estate Offer”). If an Estate Offer is oversubscribed, the Fund will repurchase such shares on a pro rata basis. As a result, there can be no assurance that the Fund will be able to repurchase all of the shares tendered in an Estate Offer. If the Fund repurchases any shares pursuant to an Estate Offer, this will not affect the number of shares that it repurchases from other shareholders in the quarterly repurchase offers. The Fund’s shares are not listed, and the Fund does not currently intend to list its shares for trading on any national securities exchange. The shares are therefore illiquid. Even though the Fund makes quarterly repurchase offers to repurchase a portion of the shares to provide liquidity to shareholders, shareholders should consider the shares to be illiquid. There is not expected to be any secondary trading market in the shares.

The Fund’s investment objective is to achieve capital appreciation. The Fund pursues its investment objective primarily by receiving premiums in connection with its derivative contracts (including put and call options, futures contracts, options on futures contracts, and swaps) related to a variety of asset classes that the Adviser (as defined herein) believes offer variance risk premiums.

The consolidated financial statements include the accounts of Stone Ridge All Asset Variance Risk Premium Sub Fund Ltd. (the “Subsidiary”), a wholly-owned and controlled subsidiary of the Fund. All intercompany accounts and transactions have been eliminated in consolidation. The Subsidiary gains exposure to the commodities markets by investing in commodity-linked derivatives such as commodity-linked futures, options and swaps. As of April 30, 2020, the Subsidiary’s net assets were $93,419,708.14, which represented 26.7% of the Fund’s net assets.

2. Summary of Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its consolidated financial statements. The consolidated financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The Fund is an investment company and applies specific accounting and financial reporting requirements under Financial Accounting Standards Board (“FASB”) Accounting Standards Topic 946, Financial Services-Investment Companies.

(a) Investment Valuation and Fair Value Measurement The Board has approved procedures pursuant to which the Fund values its investments (the “Valuation Procedures”). The Board has established an Adviser Valuation Committee made up of employees of Stone Ridge Asset Management, LLC (the “Adviser”) to which the Board has delegated responsibility for overseeing the implementation of the Valuation Procedures and fair value determinations made on behalf of the Board.

Stone Ridge Funds	Semi-Annual Report	April 30, 2020

Notes to Consolidated Financial Statements	April 30, 2020 (Unaudited)

Listed below is a summary of certain of the methods generally used currently to value investments of the Fund under the Valuation Procedures:

Short-term debt instruments, such as money market funds, commercial paper, bankers’ acceptances and U.S. Treasury Bills, having a maturity of 60 days or less, are generally valued at amortized cost which approximates fair value.

Other debt securities, including corporate and government debt securities (of U.S. or foreign issuers) and municipal debt securities in each case having a remaining maturity in excess of 60 days, loans, mortgage-backed securities, collateralized mortgage obligations and other asset-backed securities are valued by an independent pricing service at an evaluated (or estimated) mean between the closing bid and asked prices.

For investments in open-end management companies that are registered under the 1940 Act, the value of the shares of such funds is calculated based upon the NAV per share of such funds. The prospectuses for such funds explain the circumstances under which they will use fair value pricing and its effects.

Equity securities are valued at the last sale, official close or if there are no reported sales at the mean between the bid and asked price on the primary exchange on which they are traded. The values of the Fund’s investments in publicly- traded foreign equity securities generally will be the closing or final trading prices in the local trading markets but may be adjusted based on values determined by a pricing service using pricing models designed to estimate changes in the values of those securities between the times in which the trading in those securities is substantially completed and the close of the New York Stock Exchange (“NYSE”).

Exchange-traded derivatives, such as options and futures contracts, are valued at the settlement price on the exchange or mean of the bid and asked prices.

Non-exchange traded derivatives, including over-the-counter (“OTC”) options, are generally valued on the basis of valuations provided by a pricing service or using quotes provided by a broker/dealer (typically the counterparty).

If market quotations are not readily available or available market quotations or other information are deemed to be unreliable by the Adviser Valuation Committee, and if the valuation of the applicable instrument is not covered by the valuation methods described above or if the valuation methods are described above, but such methods are deemed unreliable by the Adviser Valuation Committee, then such instruments will be valued as determined in good faith by the Adviser Valuation Committee. In these circumstances, the Fund determines fair value in a manner that seeks to reflect the market value of the security on the valuation date based on consideration by the Adviser Valuation Committee of any information or factors it deems appropriate. For purposes of determining the fair value of securities, the Adviser Valuation Committee may generally consider, without limitation: (i) indications or quotes from brokers or other third-party sources; (ii) valuations provided by a third-party pricing agent; (iii) internal models that take into consideration different factors determined to be relevant by the Adviser; or (iv) any combination of the above.

Fair value pricing may require subjective determinations about the value of a portfolio instrument. Fair values may differ from quoted or published prices, or from prices that are used by others, for the same investments. Also, the use of fair value pricing may not always result in adjustments to the prices of securities or other assets or liabilities held by the Fund. It is possible that the fair value determined for a security may be materially different than the value that could be realized upon the sale of such security. Thus, fair valuation may have an unintended dilutive or accretive effect on the value of shareholders’ investments in the Fund.

A substantial portion of the Fund’s investments are U.S. dollar denominated investments. Investments initially valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services. As a result, the NAV of the Fund’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. International markets are sometimes open on days when U.S. markets are closed, which means that the value of foreign securities owned by the Fund could change on days when Fund shares cannot be bought or sold. The value of investments traded in markets outside the U.S. or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the NYSE is closed, and the NAV of the Fund’s shares may change on days when an investor is not able to purchase shares or sell shares in connection with a periodic repurchase offer. The calculation of the Fund’s NAV may not take place contemporaneously with the determination of the prices of foreign securities used in NAV calculations.

Stone Ridge Funds	Semi-Annual Report	April 30, 2020

Notes to Consolidated Financial Statements	April 30, 2020 (Unaudited)

The Fund adheres to authoritative fair valuation accounting standards that set out a hierarchy for measuring fair valuation inputs. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs during the period. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to significant unobservable inputs (Level 3 measurements). The three levels of the fair value hierarchy are as follows:

Level 1 Inputs: quoted prices (unadjusted) in active markets for identical assets or liabilities that the Fund can access at the measurement date;

Level 2 Inputs: inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly including inputs in markets that are not considered to be active or in active markets for similar assets or liabilities, observable inputs other than quoted prices and inputs that are not directly observable but are corroborated by observable market data;

Level 3 Inputs: significant unobservable inputs for the asset or liability.

Inputs are used in applying the various valuation techniques and broadly refer to the assumptions that market participants use to make valuation decisions, including assumptions about risk. A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement. However, the determination of what constitutes “observable” requires significant judgment by the Adviser. The Adviser considers observable data to be that market data which is readily available, regularly distributed or updated, reliable and verifiable, not proprietary, and provided by independent sources that are actively involved in the relevant market. The categorization of a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Adviser’s perceived risk of that instrument.

DESCRIPTION	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Assets
Purchased Options	$5,822,530	$1,560,000	$—	$7,382,530
Money Market Funds	81,043,278	—	—	81,043,278
U.S. Treasury Bills	—	361,608,241	—	361,608,241

Total Assets	$86,865,808	$363,168,241	$—	$450,034,049
Liabilities
Written Options	$68,217,810	$34,901,983	$—	$103,119,793

Total Liabilities	$68,217,810	$34,901,983	$—	$103,119,793
Other Financial Instruments*
Unrealized appreciation on forward currency contracts	$—	$1,220,139	$—	$1,220,139
Unrealized depreciation on forward currency contracts	—	(1,281,626)	—	(1,281,626)
Unrealized appreciation on futures contracts	16,559,461	—	—	16,559,461
Unrealized depreciation on futures contracts	(6,545,066)	—	—	(6,545,066)

Total	$10,014,395	$(61,487)	$—	$9,952,908

*	Other financial instruments are derivatives, such as futures and forward currency contracts. These instruments are reflected at the unrealized appreciation (depreciation) on the instrument.

Derivative Transactions — The Fund engaged in derivatives for hedging and speculative purposes during the period ended April 30, 2020. The use of derivatives included options, futures, swaps and forward currency contracts.

Futures Contracts — The Fund purchases and sells futures contracts and held futures contracts during the period ended April 30, 2020. The Fund may use futures contracts to gain exposure or to hedge asset classes such as equities, currencies, commodities and fixed income. With futures, there is minimal counterparty credit risk to the Fund since futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default. Upon entering into a contract, the Fund deposits and maintains as collateral, an initial margin as required by the exchange on which the transaction is effected. Pursuant to the contract, the Fund

Stone Ridge Funds	Semi-Annual Report	April 30, 2020

Notes to Consolidated Financial Statements	April 30, 2020 (Unaudited)

agrees to receive from or pay to the broker, an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are recorded by the Fund as unrealized gains and losses. Variation margin is settled daily. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. In connection with physically-settled futures contracts, the Fund is required under the 1940 Act to maintain assets consisting of cash, cash equivalents or liquid securities. The amount of the segregated assets is required to be adjusted daily to reflect the market value of the purchase obligation for long futures contracts or the market value of the instrument underlying the contract, but not less than the market price at which the futures contract was established, for short futures contracts. The average notional amount of futures contracts during the period ended April 30, 2020, was $331,044,735 for long contracts and $428,791,278 for short contracts.

Options — The Fund purchases and writes call or put options on securities, indices, futures contracts, including commodity futures contracts, and enter into related closing transactions. The Fund wrote call and put options during the period ended April 30, 2020. The Fund writes put and call options to earn premium income. With certain options, there is minimal counterparty credit risk to the Fund since options are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded options, guarantees the options against default. OTC options are customized agreements between the parties. With OTC options, there is no clearinghouse guarantee against default, thus OTC options are subject to the risk that the counterparty will not fulfill its obligations under the contract.

As the writer of a call option, the Fund has the obligation to sell the security at the exercise price during or at the expiration of the exercise period. As a writer of a put option, the Fund has the obligation to buy the underlying security at the exercise price during or at the expiration of the exercise period. The premium that the Fund pays when purchasing a call option or receives when writing a call option will reflect, among other things, the market price of the security, the relationship of the exercise price to the market price of the security, the relationship of the exercise price to the volatility of the security, the length of the option period and supply and demand factors. The premium is the market value of the option.

A purchaser (holder) of a put option pays a non-refundable premium to the seller (writer) of a put option to obtain the right to sell a specified amount of a security at a fixed price (the exercise price) during a specified period (the exercise period). Conversely, the seller (writer) of a put option, upon payment by the holder of the premium, has the obligation to buy the security from the holder of the put option at the exercise price during the exercise period. When an option is exercised, the premium originally received decreases the cost basis of the underlying security (or increases the proceeds on the security sold short) and the Fund realizes a gain or loss from the sale of the security (or closing of the short sale).

Options on indices are similar to options on securities, except that upon exercise index options require cash payments and do not involve the actual purchase or sale of securities.

The average market value of written options for the period ended April 30, 2020 was $82,196,291.

Forward Currency Contracts — The Fund enters into forward currency contracts. When entering into a forward currency contract, in the case of a deliverable contract the Fund agrees to receive or deliver a fixed quantity of foreign currency for an agreed-upon price on an agreed future date or in the case of a non-deliverable contract to settle the equivalent in U.S. dollar. The Fund’s net equity therein, representing unrealized gain or loss on the contracts as measured by the difference between the forward foreign exchange rates at the dates of entry into the contracts and the forward rates at the reporting date. These instruments may involve market risk from movements in currencies or credit risk from the possible inability of counterparties to meet the terms of their contracts. The average notional amount of forward currency contracts during the period ended April 30, 2020 was $90,840,192 for long contracts and $418,018,071 for short contracts.

Swaps

Correlation Swaps — The Fund enters into correlation swaps. Correlation swaps are transactions in which counterparties agree to buy or sell the future realized correlation on an underlying reference basket of securities or instruments at a specific level over a fixed period. Correlation swaps are subject to all the risks of OTC derivatives generally, including counterparty risks (if the counterparty fails to meet its obligations) and the risk that the Adviser is

Stone Ridge Funds	Semi-Annual Report	April 30, 2020

Notes to Consolidated Financial Statements	April 30, 2020 (Unaudited)

incorrect in forecasts of correlation on the underlying reference basket. The average notional amount of correlation swaps held during the period ended April 30, 2020 was $0 for short contracts.

Credit Default Swaps — The Fund enters into credit default swaps. A credit default swap enables an investor to buy or sell protection against a credit event, such as a borrower’s or issuer’s failure to make timely payments of interest or principal, bankruptcy or restructuring. The Fund may seek to enhance returns by selling protection or attempt to mitigate credit risk by buying protection against the occurrence of a credit event by a specified borrower or issuer. If the Fund buys credit protection using a credit default swap and a credit event occurs, the Fund will deliver the defaulted bond underlying the swap and the swap counterparty will pay the par amount of the bond. If the Fund sells credit protection using a credit default swap and a credit event occurs, the Fund will pay the par amount of the defaulted bond underlying the swap and the swap counterparty will deliver the bond. If the swap is on a basket of assets, the notional amount of the swap is reduced by the par amount of the defaulted asset, and the fixed payments are then made on the reduced notional amount. Risks of credit default swaps include all the risks of OTC derivatives generally, including counterparty credit risk (if the counterparty fails to meet its obligations) and the risk that the Fund will not properly assess the cost of the instrument based on the lack of transparency in the market. If the Fund is selling credit protection, there is a risk that a credit event will occur and that the Fund will have to pay par value on defaulted bonds. If the Fund is buying credit protection, there is a risk that no credit event will occur, and the Fund will receive no benefit for the premium paid. In addition, if the Fund is buying credit protection and a credit event does occur, there is a risk when the Fund does not own the underlying asset, that the Fund will have difficulty acquiring the asset on the open market and may receive adverse pricing. The average notional amount of credit default swaps during the period ended April 30, 2020 was $72,321,714 for contracts in which the Fund purchased protection and $14,500,000 for contracts in which the Fund sold protection.

Volatility Swaps and Variance Swaps — The Fund enters into volatility and/or variance swaps. Volatility swaps and variance swaps are transactions in which counterparties agree to economically buy or sell volatility or variance (which equals volatility squared), as the case may be, of the underlying reference at a specific level over a fixed period. Volatility and variance swaps are subject to credit risks (if the counterparty fails to meet its obligations), and the risk that the Adviser is incorrect in forecasts of volatility and/or variance of the underlying reference. The average notional amount of variance swaps held during the period ended April 30, 2020 was $0 for long contracts and $0 for short contracts. The Fund did not hold volatility swaps during the period ended April 30, 2020.

The tables below reflect the values of derivative assets and liabilities as reflected in the Consolidated Statement of Assets and Liabilities.

	ASSET DERIVATIVES
RISK EXPOSURE	CONSOLIDATED STATEMENT OF ASSETS AND LIABILITIES LOCATION	FAIR VALUE
Options
Commodity contracts	Investments, at fair value	$5,822,530
Equity contracts	Investments, at fair value	1,560,000

Futures
Commodity contracts	Net assets—Unrealized appreciation*	2,791,638
Equity contracts	Net assets—Unrealized appreciation*	11,257,582
Foreign exchange contracts	Net assets—Unrealized appreciation*	2,510,241

Forwards
Foreign exchange contracts	Unrealized appreciation on forward currency contracts	1,220,139

Total		$25,162,130

*	Reflects cumulative unrealized appreciation of futures contracts as reported in the Consolidated Schedule of Investments.

Stone Ridge Funds	Semi-Annual Report	April 30, 2020

Notes to Consolidated Financial Statements	April 30, 2020 (Unaudited)

	LIABILITY DERIVATIVES
RISK EXPOSURE	CONSOLIDATED STATEMENT OF ASSETS AND LIABILITIES LOCATION	FAIR VALUE
Options
Commodity contracts	Written options, at fair value	$47,674,387
Equity contracts	Written options, at fair value	31,693,059
Foreign exchange contracts	Written options, at fair value	23,474,764
Interest rate contracts	Written options, at fair value	262,473
Volatility contracts	Written options, at fair value	15,110

Futures
Commodity contracts	Net assets—Unrealized depreciation*	6,383,026
Foreign exchange contracts	Net assets—Unrealized depreciation*	144,721
Interest rate contracts	Net assets—Unrealized depreciation*	17,319

Forwards
Foreign exchange contracts	Unrealized depreciation on forward currency contracts	1,281,626

Total		$63,272,098

*	Reflects cumulative unrealized depreciation of futures contracts as reported in the Consolidated Schedule of Investments.

The tables below reflect the effect of derivative instruments on the Consolidated Statement of Operations for the period ended April 30, 2020

AMOUNT OF REALIZED GAIN OR (LOSS) ON DERIVATIVES TRANSACTIONS
	FUTURES CONTRACTS	PURCHASED OPTIONS(1)	WRITTEN OPTIONS	SWAP CONTRACTS	FORWARD CURRENCY CONTRACTS	TOTAL
Commodity contracts	$—	$(5,730,047)	$176,962,542	$—	$—	$171,232,495
Credit contracts	—	(480,925)	5,781,111	(8,240,839)	—	(2,940,653)
Equity contracts	1,775,075	1,307,216	15,971,845	—	—	19,054,136
Foreign exchange contracts	(44,340,744)	1,158,177	6,283,717	—	2,115,087	(34,783,763)
Interest rate contracts	(255,326,166)	—	—	—	—	(255,326,166)
Volatility contracts	558,034	—	—	—	—	558,034

	$(297,333,801)	$(3,745,579)	$204,999,215	$(8,240,839)	$2,115,087	$(102,205,917)

(1)	Amounts are included in realized gain (loss) on investments in the Consolidated Statement of Operations.

CHANGE IN UNREALIZED APPRECIATION OR (DEPRECIATION) ON DERIVATIVES TRANSACTIONS
	FUTURES CONTRACTS	PURCHASED OPTIONS(1)	WRITTEN OPTIONS	SWAP CONTRACTS	FORWARD CURRENCY CONTRACTS	TOTAL
Commodity contracts	$(672,869)	$(1,436,444)	$(13,738,949)	$—	$—	$(15,848,262)
Credit contracts	—	608,849	(2,663,656)	1,307,489	—	(747,318)
Equity contracts	11,472,242	(9,942,578)	(19,999,403)	—	—	(18,469,739)
Foreign exchange contracts	1,990,878	14,459	(10,351,430)	—	2,603,510	(5,742,583)
Interest rate contracts	26,230	—	245,384	—	—	271,614
Volatility contracts	39,137	43,097	(151,596)	—	—	(69,362)

	$12,855,618	$(10,712,617)	$(46,659,650)	$1,307,489	$2,603,510	$(40,605,650)

(1)	Amounts are included in unrealized appreciation (depreciation) on investments in the Consolidated Statement of Operations.

(b) Offsetting on the Consolidated Statement of Assets and Liabilities The Fund is subject to netting arrangements, which govern the terms of certain transactions with select counterparties. The netting arrangements allow the Fund to close out and net its total exposure to a counterparty in the event of a default with respect to all the transactions governed under a single agreement with a counterparty. The netting arrangements also specify collateral posting arrangements at prearranged exposure levels. Under the netting arrangements, collateral is routinely transferred if the

Stone Ridge Funds	Semi-Annual Report	April 30, 2020

Notes to Consolidated Financial Statements	April 30, 2020 (Unaudited)

total net exposure to certain transactions (net of existing collateral already in place) governed under the relevant netting arrangement with a counterparty in a given account exceeds a specified threshold depending on the counterparty and the type of netting arrangement.

	GROSS AMOUNT OF RECOGNIZED ASSETS	GROSS AMOUNT OFFSET IN THE CONSOLIDATED STATEMENT OF ASSETS AND LIABILITIES	NET AMOUNTS PRESENTED IN THE CONSOLIDATED STATEMENT OF ASSETS AND LIABILITIES	GROSS AMOUNTS NOT OFFSET IN THE CONSOLIDATED STATEMENT OF ASSETS AND LIABILITIES
ASSETS:				FINANCIAL INSTRUMENTS	COLLATERAL RECEIVED	NET AMOUNT
Forward Currency Contracts	$1,220,139	$—	$1,220,139	$(1,220,319)	$—	$0
	$1,220,139	$—	$1,220,139	$(1,098,680)	$—	$121,459

	GROSS AMOUNT OF RECOGNIZED LIABILITIES	GROSS AMOUNT OFFSET IN THE CONSOLIDATED STATEMENT OF ASSETS AND LIABILITIES	NET AMOUNTS PRESENTED IN THE CONSOLIDATED STATEMENT OF ASSETS AND LIABILITIES	GROSS AMOUNTS NOT OFFSET IN THE CONSOLIDATED STATEMENT OF ASSETS AND LIABILITIES
LIABILITIES:				FINANCIAL INSTRUMENTS	COLLATERAL PLEDGED	NET AMOUNT
Forward Currency Contracts	$1,281,626	$—	$1,281,626	$(1,098,680)	$(182,946)	$—
Written Options	1,749,461	—	1,749,461	0	(1,282,461)	467,000
	$3,031,087	$—	$3,031,087	$(1,098,680)	$(1,465,407)	$467,000

Actual collateral pledged may be more than reported in order to satisfy broker requirements.

(c) Use of Estimates The preparation of the consolidated financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

(d) Indemnifications In the normal course of business the Fund enters into contracts that contain a variety of representations which provide general indemnifications. The Fund’s maximum exposure under these arrangements cannot be known; however, the Fund expects any risk of loss to be remote.

(e) Federal Income Taxes The Fund qualifies and intends to continue to qualify as a regulated investment company (“RIC”) under Subchapter M of the Internal Revenue Code of 1986, as amended. As a RIC, the Fund will not be subject to federal income tax to the extent it distributes substantially all of its net investment income and capital gains to shareholders. Therefore, no federal income tax provision is required.

(f) Distributions to Shareholders The Fund intends to distribute to its shareholders any net investment income and any net realized long- or short-term capital gains, if any, at least annually. Distributions are recorded on the ex-dividend date. The Fund may periodically make reclassifications among certain of its capital accounts as a result of the characterization of certain income and realized gains determined annually in accordance with federal tax regulations that may differ from GAAP.

(g) Foreign Securities and Currency Transactions The Fund’s books and records are maintained in U.S. dollars. Foreign currency denominated transactions (i.e. market value of investment securities, assets and liabilities, purchases and sales of investment securities, and income and expenses) are translated into U.S. dollars at the current rate of exchange. The Fund does not isolate that portion of results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held.

(h) Other Investment transactions are recorded on the trade date. Dividend income, less any foreign tax withheld, is recognized on the ex-dividend date and interest income is recognized on an accrual basis, including amortization/

Stone Ridge Funds	Semi-Annual Report	April 30, 2020

Notes to Consolidated Financial Statements	April 30, 2020 (Unaudited)

accretion of premiums or discounts. Discounts and premiums on securities purchased are amortized over the lives of the respective securities using the constant yield method.

(i) Restricted Securities The Fund may invest in securities that are restricted, but eligible for purchase and sale by certain qualified institutional buyers, as defined in Rule 144A under the Securities Act of 1933, as amended, as well as other restricted securities. Restricted securities may be resold in transactions that are exempt from registration under Federal securities laws or if the securities are publicly registered. Restricted securities may be deemed illiquid.

(j) COVID-19 An outbreak of infectious respiratory illness caused by a novel coronavirus known as COVID-19 was first detected in China in December 2019 and subsequently spread globally. This coronavirus has resulted in travel restrictions and disruptions, closed borders, enhanced health screenings at ports of entry and elsewhere, disruption of and delays in healthcare service preparation and delivery, quarantines, event cancellations and restrictions, service cancellations or reductions, disruptions to business operations, supply chains and customer activity, lower consumer demand for goods and services, as well as general concern and uncertainty that has negatively affected the economic environment. The impact of this outbreak could adversely affect the economies of many nations or the entire global economy, the financial performance of individual issuers, borrowers and sectors and the health of capital markets and other markets generally in potentially significant and unforeseen ways. This crisis may also exacerbate other pre-existing political, social and economic risks in certain countries or globally. The duration of the COVID-19 outbreak and its effects cannot be determined with certainty. The foregoing could lead to a significant economic downturn or recession, increased market volatility, a greater number of market closures, higher default rates and adverse effects on the values and liquidity of securities or other assets. Such impacts present material uncertainty and risk with respect to the Fund’s investment performance and financial results.

3. Federal Tax Matters

Provisions for federal income taxes or excise taxes have not been made since the Fund intends to be taxed as a Regulated Investment Company and intends to distribute substantially all taxable income to shareholders and otherwise comply with the provisions of the Internal Revenue Code applicable to Regulated Investment Companies. Distributions from net realized gains for book purposes may include short-term capital gains which are included as ordinary income to shareholders for tax purposes. Additionally, GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. The reclassifications have no effect on net assets or NAV per share.

For the year ended October 31, 2019, the effect of permanent “book/tax” reclassifications resulted in increases and decreases to components of the Fund’s net assets as follows:

	UNDISTRIBUTED NET INVESTMENT INCOME	ACCUMULATED NET REALIZED LOSS	PAID IN CAPITAL
All Asset Variance Risk Premium Fund	$1,124,814	$34,296,275	$(35,421,089)

These differences primarily relate to realized foreign currency gains/(losses), tax treatment of swap contracts, net operating losses, and income from Subsidiary.

As of October 31, 2019, the components of accumulated earnings (losses) for income tax purposes were as follows:

Tax cost of Investments	$672,538,066
Unrealized appreciation	28,764,684
Unrealized depreciation	(13,112,723)
Net unrealized appreciation	15,651,961
Undistributed ordinary income	—
Undistributed long-term gains/(capital loss carryover)	(36,431,744)
Total distributable earnings	(36,437,744)
Other temporary differences	(109,607)
Total accumulated earnings	$(20,895,390)

Stone Ridge Funds	Semi-Annual Report	April 30, 2020

Notes to Consolidated Financial Statements	April 30, 2020 (Unaudited)

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to adjustments involving Subsidiary and investments in derivatives.

The tax character of distributions paid during the year ended October 31, 2019 was as follows:

	ORDINARY INCOME	LONG-TERM CAPITAL GAIN	RETURN OF CAPITAL	TOTAL
All Asset Variance Risk Premium Fund	$—	$—	$—	$—

The tax character of distributions paid during the year ended October 31, 2019 was as follows:
	ORDINARY INCOME	LONG-TERM CAPITAL GAIN	RETURN OF CAPITAL	TOTAL
All Asset Variance Risk Premium Fund	$148,744,633	$49,772,918	$—	$198,517,551

At October 31, 2019, the Fund had tax basis capital losses which may be carried forward indefinitely to offset future capital gains as shown below:

	SHORT-TERM	LONG-TERM	TOTAL
All Asset Variance Risk Premium Fund .	$(36,437,744)	$—	$(36,437,744)

There is no tax liability resulting from unrecognized tax benefits relating to uncertain income tax positions taken or expected to be taken on the tax return for the fiscal year-ended October 31, 2019, or for any other tax years which are open for exam. As of October 31, 2018, open tax years include the periods ended October 31, 2017, 2018 and 2019. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Consolidated Statement of Operations. During the period, the Fund did not incur any interest or penalties.

4. Agreements

(a) Investment Management Agreement The Adviser is the investment adviser of the Fund and was organized as a Delaware limited liability company in 2012. The Adviser’s primary business is to provide a variety of investment management services, including an investment program for the Fund.

As compensation for its services, the Adviser is paid by the Fund a fee, computed daily and paid monthly in arrears, at an annual rate of 2.00% of the Fund’s average daily net assets.

Under an investment management agreement with the Subsidiary, the Adviser provides the Subsidiary with the same type of management services as the Adviser provides to the Fund in respect of the Fund’s exposure to commodity interests. To the extent the Adviser receives compensation for providing such services to the Subsidiary, the Adviser will not receive compensation from the Fund in respect of the assets of the Fund that are invested in the Subsidiary.

Through February 28, 2021, the Adviser has agreed to waive its advisory fee and/or pay or otherwise bear operating and other expenses of the Fund (including offering expenses, but excluding brokerage and transactional expenses, borrowing and other investment-related costs and fees including interest and commitment fees, short dividend expense, acquired fund fees and expenses, taxes, litigation and indemnification expenses; judgments and extraordinary expenses not incurred in the ordinary course of the Fund’s business (collectively, the “Excluded Expenses”) solely to the extent necessary to limit the total annual fund operating expenses to 2.60% of the average daily net assets of the Fund. The Adviser shall be permitted to recoup in later periods Fund expenses that the Adviser has paid or otherwise borne (whether through reduction of its management fee or otherwise) to the extent that the expenses for the Fund (including offering expenses, but excluding Excluded Expenses) after such recoupment do not exceed the lower of (i) the annual expense limitation rate in effect at the time of the actual waiver/reimbursement and (ii) the annual expense limitation rate in effect at the time of the recoupment. However, the Adviser shall not be, and under the expense limitation agreements that were in place during the period covered by this report the Adviser was not, permitted to recoup such expenses beyond three years from the end of the month in which the Adviser waived a fee or reimbursed an expense. During the

Stone Ridge Funds	Semi-Annual Report	April 30, 2020

Notes to Consolidated Financial Statements	April 30, 2020 (Unaudited)

period ended April 30, 2020, the Adviser has waived $394,998, which is disclosed in the Consolidated Statement of Operations. The Adviser may recoup up to this amount by its expiration within the fiscal year ending October 31, 2023.

(b) Custodian, Administrator, and Transfer Agent The custodian to the Fund is U.S. Bank, N.A. The administrator and transfer agent to the Fund is U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services, an affiliate of U.S. Bank, N.A.

(c) Distributor ALPS Distributors, Inc. (the “Distributor”) serves as the Fund’s distributor.

5. Services Agreement

Servicing fees and distribution fees may be paid pursuant to a Distribution and Servicing Plan dated as of March 1, 2018 at the maximum annual rate of 0.05% and servicing fees may be paid pursuant to an amended and restated Services Agreement between the Fund and the Adviser dated as of March 1, 2018, under which the Fund has appointed the Adviser as “servicing agent” to compensate financial intermediaries, at an annual rate of 0.05%, in each case calculated as a percentage of the Fund’s average daily net assets. (Under the prior Services Agreement, the servicing fees were paid at an annual rate of 0.10% of the Fund’s average daily net assets.) These fees are paid out of the Fund’s assets on an ongoing basis and may be administered or facilitated by the Distributor. Intermediaries generally receive payments pursuant to both the Distribution and Servicing Plan and the Services Agreement. The Adviser performs certain services and incurs certain expenses through its employees who are registered representatives of a broker-dealer with respect to the promotion of the Fund’s Shares and the Adviser also performs certain services in connection with the servicing of shareholders. If amounts remain from the servicing fees and/or any distribution fees after the intermediaries have been paid, such amounts may be used to compensate the Adviser for the services it provides and for the expenses it bears. The Distributor does not retain any portion of any servicing fees or distribution fees. To the extent that there are expenses associated with shareholder services that exceed the amounts payable pursuant to the Services Agreement or the Distribution and Servicing Plan, the Fund will bear such expenses.

6. Related Parties

Certain officers of the Trust are also employees of the Adviser. The officers, with the exception of the Chief Compliance Officer, are not compensated by the Trust. The Trust pays a portion of the Chief Compliance Officer’s salary.

7. Investment Transactions

For the period ended April 30, 2020, aggregate purchases and sales of securities, excluding short-term securities and including equity security transactions related to options exercises, were $0 and $0, respectively. The Fund did not have any purchases or sales of long-term U.S. government securities during the period ended April 30, 2020.

8. Capital Share Transactions

	PERIOD ENDED APRIL 30, 2020	YEAR ENDED OCTOBER 31, 2019
Shares sold	4,263,504	20,830,308
Shares issued to holders in reinvestment of dividends	—	—
Shares redeemed	(25,833,633)	(89,861,370)
Net increase (decrease) in shares	(21,570,129)	(69,031,062)
Shares outstanding:
Beginning of year	73,541,253	142,572,315
End of year	51,971,124	73,541,253

The shares repurchased were done so in accordance with Section 23(c) of the 1940 Act as follows:

REPURCHASE REQUEST DEADLINE	REPURCHASE OFFER AMOUNT (SHARES)	SHARES TENDERED
January 10, 2020	18,970,914	16,971,449
April 9, 2020	15,116,991	8,862,185

Stone Ridge Funds	Semi-Annual Report	April 30, 2020

Notes to Consolidated Financial Statements	April 30, 2020 (Unaudited)

9. Line of Credit

As of April 30, 2020, the Fund together with four series of funds in Stone Ridge Trust, had an uncommitted line of credit (the “Line”) with U.S. Bank N.A. The Line is for liquidity in connection with shareholder redemptions and portfolio timing differences. The Line is not secured by the Fund’s assets and has a maximum withdrawal capacity of the lesser of 5% of the net assets of the Fund or $50,000,000 less any loans outstanding with any of the four series of funds in Stone Ridge Trust in excess of $25,000,000. The Line has a one-year term which runs through October 24, 2020 and is reviewed annually by the Board of Trustees. During the period ended April 30, 2020, the Fund did not draw on the Line.

10. Subsequent Events Evaluation

In preparing these consolidated financial statements, the Fund has evaluated events and transactions for potential recognition or disclosure resulting from subsequent events through the date the consolidated financial statements were available to be issued. This evaluation did not result in any subsequent events that necessitated disclosures and/or adjustments.

Stone Ridge Funds	Semi-Annual Report	April 30, 2020

Expense Example (Unaudited)

As a shareholder of the Fund, you incur ongoing costs, including investment advisory fees, distribution and/or shareholder servicing fees and other Fund expenses, which are indirectly paid by shareholders. This example is intended to help you understand your ongoing costs (in U.S. dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from November 1, 2019 through April 30, 2020.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. However, the table does not include shareholder specific fees, such as the $15.00 fee charged for wire redemptions by the Fund’s transfer agent. The table also does not include portfolio trading commissions and related trading costs. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.

Hypothetical Example For Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the actual expense ratios of the Fund and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other fund. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relevant total cost of owning different funds.

	BEGINNING ACCOUNT VALUE NOVEMBER 1, 2019	ENDING ACCOUNT VALUE APRIL 30, 2020	EXPENSES PAID DURING PERIOD* NOVEMBER 1, 2019 – APRIL 30, 2020
Actual	$1,000.00	$736.60	$11.49
Hypothetical (5% annual return before expenses)	$1,000.00	$1,011.64	$13.30

*	Expenses are equal to the Fund’s annualized six-month expense ratio of 2.66%, multiplied by the average account value over the period, multiplied by 182/366 to reflect the partial year period.

Stone Ridge Funds	Semi-Annual Report	April 30, 2020

Additional Information (Unaudited)

1. Shareholder Notification of Federal Tax Status

For the fiscal year ended October 31, 2019, certain dividends paid by the Fund may be subject to a maximum tax rate of 15%, as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003. The percentage of dividends declared from ordinary income designated as qualified dividend income was as follows:

PERCENTAGES
All Asset Variance Risk Premium Fund	0.00%

For corporate shareholders, the percent of ordinary income distributions qualifying for the corporate dividends received deduction for the fiscal year ended October 31, 2019 was as follows:

PERCENTAGES
All Asset Variance Risk Premium Fund	0.00%

The percentage of taxable ordinary income distributions that are designated as short-term capital gain distributions under Internal Revenue Code Section 871(k)(2)(C) for the fiscal year ended October 31, 2019 was as follows:

PERCENTAGES
All Asset Variance Risk Premium Fund	0.00%

The percentage of taxable ordinary income distributions that are designated as interest related dividends under Internal Revenue Code Section 871(k)(1)(C) for the fiscal year ended October 31, 2019 was as follows:

PERCENTAGES
All Asset Variance Risk Premium Fund	0.00%

Shareholders should not use the above information to prepare their tax returns. Since the Fund’s fiscal year is not the calendar year, another notification is available with respect to calendar year 2019. Such notification, which reflects the amount to be used by calendar year taxpayers on their Federal income tax returns, was made in conjunction with shareholders year-end tax reporting and was made available in February 2020. Shareholders are advised to consult their own tax advisors with respect to the tax consequences of their investment in the Fund.

2. Availability of Quarterly Portfolio Holdings Schedules

The Fund is required to file its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Part F of Form N-PORT. The Fund’s filings on Part F of Form N-PORT are available without charge on the SEC’s website, www.sec.gov or upon request by calling 1.855.609.3680.

3. Proxy Voting Policies and Procedures and Proxy Voting Record

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1.855.609.3680 and on the SEC’s website, www.sec.gov. The Fund is required to file how it voted proxies related to portfolio securities during the most recent 12-month period ended June 30. The information is available without charge, upon request, by calling 1.855.609.3680 and on the SEC’s website, www.sec.gov.

Stone Ridge Funds	Semi-Annual Report	April 30, 2020

Investment Adviser

Stone Ridge Asset Management LLC

510 Madison Avenue, 21st Floor

New York, NY 10022

Independent Registered Public Accounting Firm

Ernst & Young LLP

220 South 6th Street

Minneapolis, MN 55402

Legal Counsel

Ropes & Gray LLP

Prudential Tower

800 Boylston Street

Boston, MA 02199

Custodian

U.S. Bank, N.A.

1555 North RiverCenter Drive, Suite 302

Milwaukee, WI 53212

Distributor

ALPS Distributors, Inc.

1290 Broadway, Suite 1000

Denver, CO 80203

Administrator, Transfer Agent and Dividend Disbursing Agent

U.S. Bancorp Fund Services, LLC,

doing business as U.S. Bank Global Fund Services

615 East Michigan Street

Milwaukee, WI 53202

Stone Ridge Funds P.O. Box 701 Milwaukee, WI 53201-0701 855-609-3680 www.stoneridgefunds.com	XQSEMI

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Investments.

(a)	Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form N-CSR.

(b)	Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable for semi-annual reports.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11. Controls and Procedures.

(a)

The Registrant’s President and Treasurer have reviewed the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b)

under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service providers.

(b)

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable.

Item 13. Exhibits.

(a)

(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not applicable.

(2) A separate certification for each principal executive officer and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Filed herewith.

(4) Change in the registrant’s independent public accountant. There was no change in the registrant’s independent public accountant for the period covered by this report.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Stone Ridge Trust III

By (Signature and Title) /s/ Ross Stevens
Ross Stevens, President, Chief Executive Officer and Principal Executive Officer

Date 7/2/2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title) /s/ Ross Stevens
Ross Stevens, President, Chief Executive Officer and Principal Executive Officer

Date 7/2/2020

By (Signature and Title) /s/ Anthony Zuco
Anthony Zuco, Treasurer, Principal Financial Officer, Chief Financial Officer and Chief Accounting Officer

Date 7/2/2020